SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  13         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            15        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [X] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

ISSUED BY:
IDS LIFE INSURANCE COMPANY
PROSPECTUS


MAY 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for:


   -  American Express(R) Variable Portfolio Funds                                    -  Janus Aspen Series: Service Shares
   -  AIM Variable Insurance Funds                                                    -  Lazard Retirement Series, Inc.
   -  American Century(R) Variable Portfolios, Inc.                                   -  MFS(R) Variable Insurance Trust(SM)
   -  Calvert Variable Series, Inc.                                                   -  Putnam Variable Trust - Class IB Shares
   -  Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)             -  Royce Capital Fund
   -  Fidelity(R) Variable Insurance Products - Service Class                         -  Third Avenue Variable Series Trust
   -  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2   -  Wanger Advisors Trust
   -  Goldman Sachs Variable Insurance Trust (VIT)                                    -  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS
THE CONTRACT IN BRIEF
EXPENSE SUMMARY
CONDENSED FINANCIAL INFORMATION (UNAUDITED)
FINANCIAL STATEMENTS
PERFORMANCE INFORMATION
THE VARIABLE ACCOUNT AND THE FUNDS
THE FIXED ACCOUNT
BUYING YOUR CONTRACT
CHARGES
VALUING YOUR INVESTMENT
MAKING THE MOST OF YOUR CONTRACT
SURRENDERS
TSA-- SPECIAL SURRENDER PROVISIONS
CHANGING OWNERSHIP
BENEFITS IN CASE OF DEATH-- STANDARD DEATH BENEFIT
OPTIONAL BENEFITS
THE ANNUITY PAYOUT PERIOD
TAXES
VOTING RIGHTS
SUBSTITUTION OF INVESTMENTS
ABOUT THE SERVICE PROVIDERS
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)


-    Roth IRAs under Section 408A of the Code


-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )

- the fixed account, which earns interest at a rate that we adjust periodically. (p. )

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. )


MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

   If paying by any other method:
            $50


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS
            $100,000 up to age 85
            $50,000 for ages 86 to 90

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply.(p. )


CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. )

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. )

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. )


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-    the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and

- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value.

EXPENSE SUMMARY
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Surrender charge: Contingent deferred sales load as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

 Seven-year schedule  Ten-year schedule*
 Years from purchase   Surrender charge   Years from purchase  Surrender charge
   payment receipt        percentage        payment receipt       percentage
       1                        7%                 1                    8%
       2                        7                  2                    8
       3                        7                  3                    8
       4                        6                  4                    7
       5                        5                  5                    7
       6                        4                  6                    6
       7                        2                  7                    5
       Thereafter               0                  8                    4
                                                   9                    3
                                                  10                    2
                                                   Thereafter           0


* Ten-year  surrender  charge schedule is not available for contracts  issued in
  Oregon.  For  contracts  issued  in  Massachusetts,   Oregon  and  Washington,
  surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. ___ and "The Annuity Payout Period -- Annuity Payout Plans" p. ___).

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge:                    $30**

Maximum Anniversary Value Death Benefit Rider (MAV) fee:  0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:          0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES (as a percentage of average subaccount value)

Mortality and expense risk fee:         0.95% for nonqualified annuities
                                        0.75% for qualified annuities

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses

                                                   Minimum            Maximum
Total expenses before contractual fee waivers and/or expense reimbursements

Net expenses after contractual fee waivers and/or expense reimbursements


Annual operating expenses of the funds (as a percentage of average daily net assets)
                                                                                    Gross
                                                                                    total
                                         Management      12b-1        Other        annual
                                            fees          fees       expenses     expenses
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund
      Bond Fund
      Capital Resource Fund
      Cash Management Fund
      Diversified Equity Income Fund
      Emerging Markets Fund
      Equity Select Fund
      Extra Income Fund
      Federal Income Fund
      Global Bond Fund
      Growth Fund
      International Fund
      Managed Fund
      New Dimensions Fund(R)
      Partners Small Cap Value Fund
      S&P 500 Index Fund
      Small Cap Advantage Fund
      Stock Fund
      Strategy Aggressive Fund
 AIM V.I.
      Capital Appreciation Fund,
        Series II Shares
      Capital Development Fund,
        Series II Shares
 Alliance VP
      AllianceBernstein International
        Value Portfolio (Class B)
      Growth and Income Portfolio (Class B)
 American Century(R) Variable Portfolios, Inc.
      VP International, Class II
      VP Value Class II
 Calvert Variable Series, Inc.
      Social Balanced Portfolio
 Evergreen VA
      Capital Growth Fund - Class 2

Annual operating expenses of the funds (as a percentage of average daily net assets)
                                                                                          Gross
                                                                                          total
                                               Management      12b-1        Other        annual
                                                  fees          fees       expenses     expenses
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2
      Mid Cap Portfolio Service Class 2
      Overseas Portfolio Service Class 2
 FTVIPT
      Franklin Real Estate Fund - Class 2
      Franklin Small Cap Value
        Securities Fund - Class 2
      Mutual Shares Securities Fund - Class 2
 Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund
      Mid Cap Value Fund
 INVESCO VIF
      Dynamics Fund
      Financial Service Fund
      Technology Fund
      Telecommunications Fund
 Janus Aspen Series
      Global Technology Portfolio:
        Institutional Shares
      International Growth Portfolio:
        Service Shares
 Lazard Retirement Series
      International Equity Portfolio
 MFS(R)
      Investors Growth Stock Series -
        Service Class
      New Discovery Series - Service Class
      Utilities Series - Service Class
 Pioneer VCT
      Pioneer Equity Income VCT Portfolio -
        Class II Shares
      Pioneer Europe VCT Portfolio -
        Class II Shares
 Putnam Variable Trust
      Putnam VT Health Sciences Fund -
        Class IB Shares
      Putnam VT International Growth Fund -
        Class IB Shares
      Putnam VT Vista Fund - Class IB Shares
 Strong Funds
      Strong Opportunity Fund II -
        Advisor Class
 Wanger
      International Small Cap
      U.S. Smaller Companies
 Wells Fargo VT
      Asset Allocation Fund
      International Equity Fund
      Small Cap Growth Fund

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                            If you do not surrender your contract
                                                   If you surrender your contract          or if you select an annuity payout plan
                                              at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                              1 year  3 years  5 years 10 years          1 year  3 years  5 years 10 years
RAVA with a ten-year surrender charge schedule
RAVA with a seven-year surrender charge schedule

Qualified Annuity                                 1 year  3 years  5 years 10 years          1 year  3 years  5 years 10 years
RAVA with a ten-year surrender charge schedule
RAVA with a seven-year surrender charge schedule

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                           If you do not surrender your contract
                                                    If you surrender your contract        or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                              1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
RAVA with a ten-year surrender charge schedule
RAVA with a seven-year surrender charge schedule

Qualified Annuity                                 1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
RAVA with a ten-year surrender charge schedule
RAVA with a seven-year surrender charge schedule


* In these examples, the $30 contract administrative charge is approximated as a ____% charge determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


[to be filed by Amendment]

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.



PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccount invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.


We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:


-    contract administrative charge,

-    applicable mortality and expense risk fee,

-    Maximum Anniversary Value Death Benefit fee,

-    Enhanced Earnings Death Benefit Rider fee, and

- applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the MAV or EEB fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
BC1         AXP(R) Variable Portfolio -    Objective: long-term total return exceeding       American
BC2         Blue Chip Advantage Fund       that of the U.S. stock market. Invests            Express Financial Corporation (AEFC),
                                           primarily in blue chip stocks. Blue chip stocks   investment adviser.
                                           are issued by companies with a market
                                           capitalization of at least $1 billion, an
                                           established management, a history of consistent
                                           earnings and a leading position within their
                                           respective industries.

BD1         AXP(R) Variable Portfolio -    Objective: high level of current income while     AEFC,
BD2         Bond Fund                      conserving the value of the investment and        investment adviser.
                                           continuing a high level of income for the
                                           longest time period. Invests primarily in bonds
                                           and other debt obligations.

CR1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          AEFC,
CR2         Capital Resource Fund          primarily in U.S. common stocks and other         investment adviser.
                                           securities convertible into common stocks.

CM1         AXP(R) Variable Portfolio -    Objective: maximum current income consistent      AEFC,
CM2         Cash Management Fund           with liquidity and stability of principal.        investment adviser.
                                           Invests primarily in money market securities.

DE1         AXP(R) Variable Portfolio -    Objective: a high level of current income and,    AEFC,
DE2         Diversified Equity  Income     as a secondary goal, steady growth of capital.    investment adviser.
            Fund                           Invests primarily in dividend-paying common and
                                           preferred stocks.

EM1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      AEFC,
EM2         Emerging Markets Fund          primarily in equity securities of companies in    investment adviser;  American Express
                                           emerging market countries.                        Asset Management International, Inc., a
                                                                                             wholly-owned subsidiary of AEFC, is the
                                                                                             sub-adviser.

ES1         AXP(R) Variable Portfolio -    Objective: growth of capital. Invests primarily   AEFC,
ES2         Equity Select Fund             in equity securities of medium-sized companies.   investment adviser.

EI1         AXP(R) Variable Portfolio -    Objective: high current income, with capital      AEFC,
EI2         Extra Income Fund              growth as a secondary objective. Invests          investment adviser.
                                           primarily in high-yielding, high-risk corporate
                                           bonds (junk bonds) issued by U.S. and foreign
                                           companies and governments.

FI1         AXP(R) Variable Portfolio -    Objective: a high level of current income and     AEFC,
FI2         Federal Income Fund            safety of principal consistent with an            investment adviser.
                                           investment in U.S. government and government
                                           agency securities. Invests primarily in debt
                                           obligations issued or guaranteed as to
                                           principal and interest by the U.S. government,
                                           its agencies or instrumentalities.

SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
GB1         AXP(R) Variable Portfolio -    Objective: high total return through income and   AEFC,
GB2         Global Bond Fund               growth of capital. Non-diversified fund that      investment adviser.
                                           invests primarily in debt obligations of U.S.
                                           and foreign issuers.

GR1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      AEFC,
GR2         Growth Fund                    primarily in common stocks and securities         investment adviser.
                                           convertible into common stocks that appear to
                                           offer growth opportunities.

IE1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          AEFC,
IE2         International Fund             primarily in common stocks or convertible         investment adviser.  American Express
                                           securities of foreign issuers that offer growth   Asset Management International, Inc., a
                                           potential.                                        wholly-owned subsidiary of AEFC, is the
                                                                                             sub-adviser.

MF1         AXP(R) Variable Portfolio -    Objective: maximum total investment return        AEFC,
MF2         Managed Fund                   through a combination of capital growth and       investment adviser.
                                           current income. Invests primarily in a
                                           combination of common and preferred stocks,
                                           convertible securities, bonds and other  debt
                                           securities.

ND1         AXP(R) Variable Portfolio -    Objective: long-term growth of capital.           AEFC,
ND2         New Dimensions Fund(R)         Invests primarily in common stocks of U.S. and    investment adviser.
                                           foreign companies showing potential for
                                           significant growth.

IV1         AXP(R) Variable Portfolio -    Objective: long-term capital appreciation.        AEFC,
IV2         S&P 500 Index Fund             Non-diversified fund that invests primarily       investment adviser.
                                           in securities that are expected to provide
                                           investment results that correspond to the
                                           performance of the S&P 500 Index.

SC1         AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      AEFC,
SC2         Small Cap Advantage Fund       primarily in equity stocks of small companies     investment adviser;  Kenwood Capital
                                           that are often included in the Russell 2000       Management LLC, sub-adviser.
                                           Index and/or have market capitalization under
                                           $2 billion.

SA1         AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          AEFC,
SA2         Strategy Aggressive Fund       primarily in common stocks of small- and          investment adviser.
                                           medium-size companies.


1CA         AIM V.I. Capital               Objective: growth of capital. Invests             A I M Advisors, Inc.
2CA         Appreciation Fund, Series I    principally in common stocks of companies
                                           likely to  benefit from new or innovative
                                           products, services or processes as well as
                                           those with above-average growth and excellent
                                           prospects for future growth.

1CD         AIM V.I. Capital Development   Objective: long-term growth of capital. Invests   A I M Advisors, Inc.
2CD         Fund, Series I                 primarily in securities (including common
                                           stocks, convertible securities and bonds) of
                                           small- and medium-sized companies.


SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER

------------------------------------------------------------------------------------------------------------------------------------
1IF         American Century(R) VP         Objective: long-term capital growth. Invests      American Century Investment Management,
2IF         International                  primarily in stocks of growing foreign            Inc.
                                           companies in developed countries.

1VA         American Century(R) VP Value   Objective: long-term capital growth, with         American Century Investment Management,
2VA                                        income as a secondary objective. Invests          Inc.
                                           primarily in stocks of companies that
                                           management believes to be undervalued at the
                                           time of purchase.

1SR         Calvert Variable Series,       Objective: income and capital growth. Invests     Calvert Asset Management Company, Inc.
2SR         Inc. Social Balanced           primarily in stocks, bonds and money market       (CAMCO), investment adviser. SSgA
            Portfolio                      instruments which offer income and capital        Funds Management, Inc. and Brown
                                           growth opportunity and which satisfy the          Capital Management are the investment
                                           investment and social criteria.                   subadvisers.

1EG         Credit Suisse Trust -          Objective: maximum capital appreciation.          Credit Suisse Asset  Management, LLC
2EG         Emerging Growth Portfolio      Invests in U.S. equity securities of
                                           emerging-growth companies with growth
                                           characteristics such as positive earnings and
                                           potential for accelerated growth.

1GI         Fidelity VIP Growth & Income   Strategy: high total return through a             Fidelity Management & Research Company
2GI         Portfolio  (Service Class)     combination of current income and capital         (FMR), investment manager; FMR U.K. and
                                           appreciation. Normally invests a majority of      FMR  Far East, sub-investment advisers.
                                           assets in common stocks with a focus on those
                                           that pay current dividends and show potential
                                           for  capital appreciation.

1MP         Fidelity VIP Mid Cap           Strategy: long-term growth of capital.            FMR, investment manager;  FMR U.K., and
2MP         Portfolio (Service Class)      Normally invests at least 80% of assets in        FMR Far East, sub-investment advisers.
                                           securities of companies with medium market
                                           capitalization common stocks.

1OS         Fidelity VIP Overseas          Strategy: long-term growth of capital.            FMR, investment manager;  FMR U.K., FMR
2OS         Portfolio (Service Class)      Invests primarily in common stocks of  foreign    Far East, Fidelity International
                                           securities.                                       Investment Advisors (FIIA) and FIIA
                                                                                             U.K., sub-investment advisers.

1RE         FTVIPT Franklin Real Estate    Objective: capital appreciation with a            Franklin Advisers, Inc.
2RE         Fund - Class 2                 secondary goal to earn current income. Invests
                                           at least 80% of its net assets in investments
                                           of companies operating in the real estate
                                           industry. The Fund invests primarily in equity
                                           real estate investment trusts (REITs).



SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
1SI         FTVIPT Franklin Small Cap      Objective: long-term total return. Invests at     Franklin Advisory Services, LLC
2SI         Value Securities Fund -        least 80% of its net assets in investments of
            Class 2                        small capitalization companies. For this Fund,
                                           small capitalization companies are those that
                                           have a market cap not exceeding $2.5 billion,
                                           at the time of purchase. Invests primarily in
                                           equity securities of companies the manager
                                           believes are selling substantially below the
                                           underlying value of their assets or their
                                           private market value.

1TF         FTVIPT Templeton Foreign       Objective: long-term capital growth. Invests at   Templeton Investment Counsel, LLC
2TF         Securities Fund - Class 2      least 80% of its net assets in foreign
                                           securities, including those in emerging markets.


1SE         Goldman Sachs VIT  CORE(SM)    Objective: seeks long-term growth of capital.     Goldman Sachs Asset Management
2SE         Small Cap  Equity Fund         Invests, under normal circumstances, at least
                                           80% of its net assets plus any borrowing for
                                           investment purposes (measured at the time of
                                           purchase) in a broadly diversified portfolio of
                                           equity investments of U.S. issuers which are
                                           included in the Russell 2000 Index at the time
                                           of investment.

1UE         Goldman Sachs VIT  CORE(SM)    Objective: seeks long-term growth of capital      Goldman Sachs Asset Management
2UE         U.S. Equity Fund               and dividend income. Invests, under normal
                                           circumstances, at least 90% of its total assets
                                           (not including securities lending collateral
                                           and any investment of that collateral) measured
                                           at time of purchase in a broadly diversified
                                           portfolio of large-cap and blue chip equity
                                           investments representing all major sectors of
                                           the U.S. economy.

1MC         Goldman Sachs VIT  Mid Cap     Objective: seeks long-term capital                Goldman Sachs Asset Management
2MC         Value Fund                     appreciation. Invests, under normal
                                           circumstances, at least 80% of its net assets
                                           plus any borrowing for investment purposes
                                           (measured at time of purchase) in a diversified
                                           portfolio of equity investments in
                                           mid-capitalization issuers within the range of
                                           the market capitalization of companies
                                           constituting the Russell Midcap Value Index at
                                           the time of investment.



SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER

------------------------------------------------------------------------------------------------------------------------------------
1AG         Janus Aspen Series             Objective: long-term growth of capital.           Janus Capital
2AG         Aggressive Growth Portfolio:   Non-diversified mutual fund that primarily
            Service Shares                 invests in common stocks selected for their
                                           growth potential and normally invests at  least
                                           50% of its equity assets in  medium-sized
                                           companies.

1GT         Janus Aspen Series Global      Objective: long-term growth of capital.           Janus Capital
2GT         Technology Portfolio:          Non-diversified mutual fund that invests, under
            Service Shares                 normal circumstances, at least 80% of its net
                                           assets in securities of companies that the
                                           portfolio manager believes will benefit
                                           significantly from advances or improvements in
                                           technology. It implements this policy by
                                           investing primarily in equity securities of
                                           U.S. and foreign companies selected for their
                                           growth potential.

1IG         Janus Aspen Series             Objective: long-term growth of capital.           Janus Capital
2IG         International Growth           Invests, under normal circumstances, at least
            Portfolio: Service Shares      80% of its net assets in securities of issuers
                                           from at least five different countries,
                                           excluding the United States. Although the
                                           Portfolio intends to invest substantially all
                                           of its assets in issuers located outside the
                                           United States, it may at times invest in U.S.
                                           issuers and it may at times invest all of its
                                           assets in fewer than five countries or even a
                                           single country.

1IP         Lazard Retirement              Objective: long-term capital appreciation.        Lazard Asset Management
2IP         International Equity           Invests primarily in equity securities,
            Portfolio                      principally common stocks, of relatively large
                                           non-U.S. companies with market capitalizations
                                           in the range of the Morgan Stanley Capital
                                           International (MSCI) Europe, Australia and  Far
                                           East (EAFE(R)) Index that the Investment Manager
                                           believes are undervalued based on their
                                           earnings, cash flow or asset values.

1MG         MFS(R) Investors Growth Stock  Objective: long-term growth of capital and        MFS Investment Management(R)
2MG         Series - Service Class         future income. Invests at least 80% of its
                                           total assets in common stocks and related
                                           securities of companies which MFS believes
                                           offer better than average prospects for
                                           long-term growth.

1MD         MFS(R) New Discovery Series -  Objective: capital appreciation. Invests          MFS Investment Management(R)
2MD         Service Class                  primarily in equity securities of emerging
                                           growth companies.

1IN         Putnam VT International New    Objective: long-term capital appreciation. The    Putnam Investment Management, LLC
2IN         Opportunities Fund - Class     fund seeks its goal by investing in common
            IB Shares                      stock of companies outside the United States
                                           with a focus on growth stocks.



SUBACCOUNT  INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER

------------------------------------------------------------------------------------------------------------------------------------
1VS         Putnam VT Vista Fund - Class   Objective: capital appreciation. The fund seeks   Putnam Investment Management, LLC
2VS         IB Shares                      its goal by investing mainly in common stocks
                                           of U.S. companies with a focus on growth stocks.

1MI         Royce Micro-Cap Portfolio      Objective: long-term growth of capital. Invests   Royce & Associates, LLC
2MI                                        primarily in a broadly diversified portfolio of
                                           equity securities issued by micro-cap companies
                                           (companies with stock market capitalizations
                                           below $400 million).

1SV         Third Avenue Value Portfolio   Objective: long-term capital appreciation.        EQSF Advisers, Inc.
2SV                                        Invests primarily in common stocks of well
                                           financed, well managed companies at a
                                           substantial discount to what the Adviser
                                           believes is their true value.

1IT         Wanger International Small     Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management, L.P.
2IT         Cap                            primarily in stocks of small- and medium-size
                                           non-U.S. companies with capitalizations of less
                                           than $2 billion.


1SP         Wanger U.S. Smaller            Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management, L.P.
2SP         Companies                      primarily in stocks of small- and medium-size
                                           U.S. companies with capitalizations of less
                                           than $5 billion.


1AA         Wells Fargo VT Asset           Objective: long-term total return, consistent     Wells Fargo Funds Management, LLC,
2AA         Allocation Fund                with reasonable risk. Invests primarily in the    adviser; Wells Capital Management
                                           securities of various indexes to replicate the    Incorporated, sub-adviser.
                                           total return of the index. We use an asset
                                           allocation model to allocate and reallocate
                                           assets among common stocks (S&P 500 Index),
                                           U.S. Treasury bonds (Lehman Brothers 20+
                                           Treasury Bond Index) and money market
                                           instruments, operating from a target allocation
                                           of 60% stocks  and 40% bonds.

1WI         Wells Fargo VT International   Objective: total return with an emphasis on       Wells Fargo Funds Management, LLC,
2WI         Equity Fund                    long-term capital appreciation. Invests           adviser; Wells Capital Management
                                           primarily in equity securities of non-U.S.        Incorporated,  sub-adviser.
                                           companies based in developed foreign countries
                                           or emerging markets.

1SG         Wells Fargo VT Small Cap       Objective: long-term capital appreciation.        Wells Fargo Funds Management, LLC,
2SG         Growth Fund                    Invests primarily in companies with above-        adviser; Wells Capital Management
                                           average growth potential and whose market         Incorporated,  sub-adviser.
                                           capitalization falls within the range of the
                                           Russell 2000 Index, which is considered a
                                           small capitalization index.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
   If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

      If paying by any other method:
            $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
            $100,000 up to age 85
            $50,000 for ages 86 to 90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select either the MAV Death Benefit or EEB rider. Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule is not available in Oregon.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   SEVEN-YEAR SCHEDULE                                                    TEN-YEAR SCHEDULE*
   YEARS FROM PURCHASE              SURRENDER CHARGE                      YEARS FROM PURCHASE              SURRENDER CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                           PAYMENT RECEIPT                   PERCENTAGE
           1                                7%                                    1                                8%
           2                                7                                     2                                8
           3                                7                                     3                                8
           4                                6                                     4                                7
           5                                5                                     5                                7
           6                                4                                     6                                6
           7                                2                                     7                                5
           Thereafter                       0                                     8                                4
                                                                                  9                                3
                                                                                  10                               2
                                                                                  Thereafter                       0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

      AMOUNT REQUESTED              $1,000
   -----------------------    OR    ------ = $1,075.27
   1.00 - SURRENDER CHARGE           .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV Death Benefit or EEB charge.

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     -- $10,000 July 1, 2002;

     -- $ 8,000 Dec. 31, 2007;

     -- $ 6,000 Feb. 20, 2010; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

-    The prior anniversary July 1, 2010 contract value was $28,000.

SURRENDER CHARGE    EXPLANATION

     $    0         $2,500 is contract earnings surrendered without charge; and

          0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                    10% of $28,000 = $2,800 - $2,500 = $300

          0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

        480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

        420         $6,000 Feb. 20, 2010 purchase payment is in its second year
       ----         from receipt, surrendered with a 7% surrender charge.
       $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);


- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;


-    amounts we refund to you during the free look period*;

-    death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT


We value your accounts as follows:


FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;


-    minus any prorated portion of the MAV Death Benefit
     Rider fee (if applicable); and

-    minus any prorated portion of the EEB fee
     (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, surrender charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;


-    any purchase payment credits allocated to the subaccounts;


-    transfers into or out of the subaccounts;

-    partial surrenders;


-    surrender charges;

-    a prorated portion of the contract administrative charge;


-    a prorated portion of the MAV Death Benefit Rider fee
     (if selected); and/or

-    a prorated portion of the EEB fee (if
     selected).



Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS

We add a credit* to your contract in the amount of:

-    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          OR

     -- if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for the certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.


* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT              ACCUMULATION                OF UNITS
                                           MONTH                 INVESTED              UNIT VALUE                 PURCHASED
By investing an equal number
of dollars each month...

                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...----->       Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high          ------>       Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;


-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:     Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
account)

3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
   Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT
   Transfers:                   Contract value or entire account balance
   Surrenders:                  $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB.The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                                          PS x DB
                                                          -------
                                                             CV

        PS = the partial surrender including any applicable surrender charge.

        DB = the death benefit on the date of (but prior to) the partial surrender.

        CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2009 as follows:
          The contract value on the most recent sixth contract anniversary:     $30,000.00
          plus purchase payments made since that anniversary:                        +0.00
          minus adjusted partial surrenders taken since that anniversary calculated as:
          $1,500 x $30,000                                                       -1,607.14
          ----------------                                                      ----------
              $28,000

          for a death benefit of:                                               $28,392.86


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").


If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.


We will determine the rider effective date for the MAV Death Benefit added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE

- You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.

- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your contract anniversary contract values:              $24,000
     plus purchase payments made since that anniversary:                      +0
     minus adjusted partial surrenders, calculated as:
     $1,500 x $24,000                                                     -1,636
     ---------------- =                                                  -------
         $22,000
     for a death benefit of:                                             $22,364

NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the EEB for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death for the EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit or the MAV death benefit, if applicable (the "death benefit amount")

o minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o    minus the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o    the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered that are one or more years old.


TERMINATING THE EEB

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchased a RAVA contract on Jan. 1, 2003 with a purchase payment of $100,000. You add the EEB rider Jan. 1, 2005 when your contract value is $100,000 and you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV Death Benefit and the EEB.

- On July 1, 2005 the contract value grows to $105,000. The death benefit on July 1, 2005 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2006 the contract value grows to $110,000. The death benefit on Jan. 1, 2006 equals:

     MAV death benefit (contract value):                                                 $110,000
     plus the EEB benefit which equals 40% of earnings
          at death (MAV death benefit minus payments not
          previously surrendered):
          0.40 x ($110,000 - $100,000)=                                                    +4,000
                                                                                        ---------
     Total death benefit of:                                                             $114,000

- On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:

     MAV death benefit (MAV):                                                            $110,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                                                   +4,000
                                                                                        ---------
     Total death benefit of:                                                             $114,000

- On Feb. 1, 2007 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 x $110,000)
          $110,000 - -------------------- =                                               $57,619
                           $105,000

          plus the EEB benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                                                     +1,048
                                                                                        ---------
     Total death benefit of:                                                              $58,667


- On Jan. 1, 2008 the contract value falls by $40,000. The death benefit on Jan. 1, 2008 equals the death benefit paid on Feb. 1, 2007. The reduction in contract value has no effect.

- On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2014 equals:


     MAV death benefit (contract value):                                                 $200,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                                       +55,000
                                                                                        ---------
      Total death benefit of:                                                            $255,000


- On July 1, 2014 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2014 equals:

     MAV death benefit (contract value):                                                 $250,000
     plus the EEB (40% of earnings at death, up to a

          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                                       +55,000
                                                                                        ---------
     Total death benefit of:                                                             $305,000


- On July 1, 2015 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2015 equals:


     MAV death benefit (contract value):                                                 $250,000
     plus the EEB benefit which equals 40% of earnings
          at death (the standard death benefit minus payments not
          previously surrendered):
          0.40 x ($250,000 - $105,000) =                                                  +58,000
                                                                                        ---------
     Total death benefit of:                                                             $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than _____ supervisory offices, more than ____ branch offices and more than _____ advisors.


IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS
[to be filed by Amendment]



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                 p.
Calculating Annuity Payouts             p.
Rating Agencies                         p.
Principal Underwriter                   p.
Independent Auditors                    p.
Financial Statements                    p.

[AMERICAN EXPRESS (R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919




                                                                 S-6467 G (5/03)

AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and


- individuals investing an initial purchase payment of $1 million (other individuals).


NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing.


- American Express(R) Variable Portfolio Funds                                     - Janus Aspen Series: Service Shares
- AIM Variable Insurance Funds                                                     - Lazard Retirement Series, Inc.
- American Century(R) Variable Portfolios, Inc.                                    - MFS(R) Variable Insurance Trust(SM)
- Calvert Variable Series, Inc.                                                    - Putnam Variable Trust - Class IB Shares
- Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)              - Royce Capital Fund
- Fidelity(R) Variable Insurance Products Funds - Service Class                    - Third Avenue Variable Series Trust
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2    - Wanger Advisors Trust
- Goldman Sachs Variable Insurance Trust (VIT)                                     - Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS
KEY TERMS
THE CONTRACT IN BRIEF
EXPENSE SUMMARY
CONDENSED FINANCIAL INFORMATION (UNAUDITED)
FINANCIAL STATEMENTS
PERFORMANCE INFORMATION
THE VARIABLE ACCOUNT AND THE FUNDS
THE FIXED ACCOUNT
BUYING YOUR CONTRACT
CHARGES
VALUING YOUR INVESTMENT
MAKING THE MOST OF YOUR CONTRACT
SURRENDERS
TSA -- SPECIAL SURRENDER PROVISIONS
CHANGING OWNERSHIP
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT
OPTIONAL BENEFITS
THE ANNUITY PAYOUT PERIOD
TAXES
VOTING RIGHTS
SUBSTITUTION OF INVESTMENTS
ABOUT THE SERVICE PROVIDERS
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )

- the fixed account, which earns interest at a rate that we adjust periodically. (p. )

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. )


MINIMUM ALLOWABLE PURCHASE PAYMENTS
   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month
   If paying by any other method:
      $50


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS
For employees/advisors:
      $100,000 up to age 85
      $50,000 for ages 86 to 90
For other individuals:
      $100,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. )

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. )

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. )


CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;


- a 0.55% mortality and expense risk fee (if you make allocations to one or more subaccounts);


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

- the operating expenses of the funds in which the subaccounts invest;

- if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and


- if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value.



Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Surrender charge:                                           0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge:                      $30*

Maximum Anniversary Value Death Benefit Rider (MAV) fee:    0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Enhanced Earnings Death Benefit Rider (EEB) fee:            0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:                             0.55%

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses)
                                                Minimum            Maximum
Total expenses before contractual fee
waivers and/or expense reimbursements

Net expenses after contractual fee
waivers and/or expense reimbursements

Annual operating expenses of the funds (as a percentage of average daily net assets)


                                                                              Gross total
                                              Management    12b-1     Other      annual
                                                fees        fees     expenses   expenses
AXP(R) Variable Portfolio -
         Blue Chip Advantage Fund
         Bond Fund
         Capital Resource Fund
         Cash Management Fund
         Diversified Equity Income Fund
         Emerging Markets Fund
         Equity Select Fund
         Extra Income Fund
         Federal Income Fund
         Global Bond Fund
         Growth Fund
         International Fund
         Managed Fund
         New Dimensions Fund(R)
         Partners Small Cap Value Fund
         S&P 500 Index Fund
         Small Cap Advantage Fund
         Stock Fund
         Strategy Aggressive Fund
 AIM V.I.
         Capital Appreciation Fund,
           Series II Shares
         Capital Development Fund,
           Series II Shares
 Alliance VP
         AllianceBernstein International
           Value Portfolio (Class B)
         Growth and Income Portfolio (Class B)
 American Century(R) Variable Portfolios, Inc.
         VP International, Class II
         VP Value Class II
 Calvert Variable Series, Inc.
         Social Balanced Portfolio
 Evergreen VA
         Capital Growth Fund - Class 2

Annual operating expenses of the funds (as a percentage of average daily net assets)


                                                                              Gross total
                                              Management    12b-1     Other      annual
                                                fees        fees     expenses   expenses
 Fidelity(R) VIP
        Growth & Income Portfolio
           Service Class 2
         Mid Cap Portfolio Service Class 2
         Overseas Portfolio Service Class 2
 FTVIPT
         Franklin Real Estate Fund - Class 2
         Franklin Small Cap Value
           Securities Fund - Class 2
         Mutual Shares Securities Fund -
           Class 2
 Goldman Sachs VIT
         CORESM U.S. Equity Fund
         Mid Cap Value Fund
 INVESCO VIF
         Dynamics Fund
         Financial Service Fund
         Technology Fund
         Telecommunications Fund
 Janus Aspen Series
         Global Technology Portfolio:
           Service Shares
         International Growth Portfolio:
           Service Shares
 Lazard Retirement Series
         International Equity Portfolio
 MFS(R)
         Investors Growth Stock Series -
           Service Class
         New Discovery Series - Service Class
         Utilities Series - Service Class
 Pioneer VCT
         Pioneer Equity Income VCT Portfolio -
           Class II Shares
         Pioneer Europe VCT Portfolio -
           Class II Shares
 Putnam Variable Trust
         Putnam VT Health Sciences Fund -
           Class IB Shares
         Putnam VT International Growth Fund -
           Class IB Shares
         Putnam VT Vista Fund - Class IB Shares
 Strong Funds
         Strong Opportunity Fund II -
           Advisor Class
 Wanger
         International Small Cap
         U.S. Smaller Companies
 Wells Fargo VT
         Asset Allocation Fund
         International Equity Fund
         Small Cap Growth Fund

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and EEB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

            1 year        3 years       5 years      10 years

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

            1 year         3 years       5 years       10 years

* In these examples, the $30 contract administrative charge is approximated as a ____% charge determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


[to be filed by Amendment]

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION



Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them existed at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

- contract administrative charge,

- mortality and expense risk fee,


- Maximum Anniversary Value Death Benefit Rider fee, and

- Enhanced Earnings Death Benefit Rider fee.


We may also show optional total return quotations that reflect deduction of the MAV and/or EEB fee. We also show optional total return quotations that do not reflect fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------
BC3              AXP(R) Variable Portfolio -    Objective: long-term total return
                 Blue Chip Advantage Fund       exceeding that of the U.S. stock       American Express Financial
                                                market. Invests primarily in blue      Corporation (AEFC),  investment
                                                chip stocks. Blue chip stocks are      adviser.
                                                issued by companies with a market
                                                capitalization of at least $1
                                                billion, an established management,
                                                a history of consistent earnings and
                                                a leading position within their
                                                respective industries.

BD3              AXP(R) Variable Portfolio -    Objective: high level of current
                 Bond Fund                      income while conserving the value of   AEFC, investment adviser.
                                                the investment and continuing a
                                                high level of income for the
                                                longest time period. Invests
                                                primarily in bonds and other
                                                debt obligations.

CR3              AXP(R) Variable Portfolio -    Objective: capital appreciation.
                 Capital Resource Fund          Invests primarily in U.S. common       AEFC, investment adviser.
                                                stocks and other securities
                                                convertible into common stocks.

CM3              AXP(R) Variable Portfolio -    Objective: maximum current income
                 Cash Management Fund           consistent with liquidity and          AEFC, investment adviser.
                                                stability of principal. Invests
                                                primarily in money market securities.

DE3              AXP(R) Variable Portfolio -    Objective: a high level of current
                 Diversified Equity  Income     income and, as a secondary goal,       AEFC, investment adviser.
                 Fund                           steady growth of capital. Invests
                                                primarily in dividend-paying common
                                                and preferred stocks.

EM3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.
                 Emerging Markets Fund          Invests primarily in equity            AEFC, investment adviser;
                                                securities of companies in emerging    American Express Asset
                                                market countries.                      Management International, Inc.,
                                                                                       a wholly-owned subsidiary of
                                                                                       AEFC, is the sub-adviser.

ES3              AXP(R) Variable Portfolio -    Objective: growth of capital.
                 Equity Select Fund             Invests primarily  in equity           AEFC, investment adviser.
                                                securities of medium-sized companies.

EI3              AXP(R) Variable Portfolio -    Objective: high current income, with
                 Extra Income Fund              capital growth as a secondary          AEFC, investment adviser.
                                                objective. Invests primarily in
                                                high-yielding, high-risk corporate
                                                bonds (junk bonds) issued by U.S.
                                                and foreign companies and
                                                governments.

FI3              AXP(R) Variable Portfolio -    Objective: a high level of current
                 Federal Income Fund            income and safety of principal         AEFC, investment adviser.
                                                consistent with an investment in
                                                U.S. government and government
                                                agency securities. Invests primarily
                                                in debt obligations issued or
                                                guaranteed as to principal and
                                                interest by the U.S. government, its
                                                agencies or instrumentalities.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------
GB3              AXP(R) Variable Portfolio -    Objective: high total return through
                 Global Bond Fund               income and growth of capital.          AEFC, investment adviser.
                                                Non-diversified fund that invests
                                                primarily in debt obligations of
                                                U.S. and foreign issuers.

GR3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.
                 Growth Fund                    Invests primarily in common stocks     AEFC, investment adviser.
                                                and securities convertible into
                                                common stocks that appear to
                                                offer growth opportunities.

IE3              AXP(R) Variable Portfolio -    Objective: capital appreciation.
                 International Fund             Invests primarily in common stocks     AEFC, investment adviser.
                                                or convertible securities of foreign   American Express Asset
                                                issuers that offer strong growth       Management International, Inc.,
                                                potential.                             a wholly-owned subsidiary of
                                                                                       AEFC, is the sub-adviser.

MF3              AXP(R) Variable Portfolio -    Objective: maximum total investment
                 Managed Fund                   return through a combination of        AEFC, investment adviser.
                                                capital growth and current
                                                income. Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.

ND3              AXP(R) Variable Portfolio -    Objective: long-term growth of
                 NEW DIMENSIONS FUND(R)         capital.  Invests primarily in         AEFC, investment adviser.
                                                common stocks showing potential for
                                                significant growth.

IV3              AXP(R) Variable Portfolio -    Objective: long-term capital
                 S&P 500 Index Fund             appreciation. Non-diversified          AEFC, investment adviser.
                                                fund that invests primarily in
                                                securities that are expected to
                                                provide investment results that
                                                correspond to the performance of
                                                the S&P 500 Index.

SC3              AXP(R) Variable Portfolio -    Objective: long-term capital growth.
                 Small Cap Advantage Fund       Invests primarily in equity stocks     AEFC, investment adviser;
                                                of small companies that are often      Kenwood Capital Management LLC,
                                                included in the Russell 2000 Index     sub-adviser.
                                                and/or have market capitalization
                                                under  $2 billion.

SA3              AXP(R) Variable Portfolio -    Objective: capital appreciation.
                 Strategy Aggressive Fund       Invests primarily in equity            AEFC, investment adviser.
                                                securities of growth companies.

3CA              AIM V.I. Capital               Objective: growth of capital.          A I M Advisors, Inc.
                 Appreciation Fund, Series I    Invests principally in common stocks
                                                of companies likely to benefit
                                                from new or innovative products,
                                                services or processes as well as
                                                those with above-average growth
                                                and excellent prospects for
                                                future growth.

3CD              AIM V.I. Capital Development   Objective: long-term growth of         A I M Advisors, Inc.
                 Fund, Series I                 capital. Invests primarily in
                                                securities (including common
                                                stocks, convertible securities
                                                and bonds) of small- and
                                                medium-sized companies.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------
3IF              American Century(R) VP         Objective: long-term capital growth.   American Century Investment
                 International                  Invests primarily in stocks of         Management, Inc.
                                                growing foreign companies in
                                                developed countries.

3VA              American Century(R) VP Value   Objective: long-term capital growth,   American Century Investment
                                                with income as a secondary             Management, Inc.
                                                objective. Invests primarily in
                                                stocks of companies that management
                                                believes to be undervalued at the
                                                time of purchase.

3SR              Calvert Variable Series,       Objective: income and capital          Calvert Asset Management
                 Inc. Social Balanced           growth. Invests primarily in stocks,   Company, Inc. (CAMCO),
                 Portfolio                      bonds and money market instruments     investment adviser. SSgA
                                                which offer income and capital         Funds Management, Inc. and
                                                growth opportunity and which satisfy   Brown Capital Management are
                                                the investment and social criteria.    the investment subadvisers.

3EG              Credit Suisse Trust -          Objective: maximum capital             Credit Suisse Asset Management,
                 Emerging Growth Portfolio      appreciation. Invests in U.S. equity   LLC
                                                securities of emerging-growth
                                                companies with growth
                                                characteristics such as positive
                                                earnings and potential for
                                                accelerated growth.

3GI              Fidelity VIP Growth & Income   Strategy: high total return through    Fidelity Management & Research
                 Portfolio  (Service Class)     a combination of current income and    Company (FMR), investment
                                                capital appreciation. Normally         manager; FMR U.K. and  FMR Far
                                                invests a majority of assets in        East,  sub-investment advisers.
                                                common stocks with a focus on those
                                                that pay current dividends and show
                                                potential for capital appreciation.

3MP              Fidelity VIP Mid Cap           Strategy: long-term growth of          FMR, investment manager;  FMR
                 Portfolio (Service Class)      capital.  Normally invests at least    U.K. and FMR Far East,
                                                80% of assets in securities of         sub-investment advisers.
                                                companies with medium market
                                                capitalization common stocks.

3OS              Fidelity VIP Overseas          Strategy: long-term growth of          FMR, investment manager;  FMR
                 Portfolio (Service Class)      capital.  Invests primarily in         U.K., FMR Far East,  Fidelity
                                                common stocks of  foreign securities.  International Investment
                                                                                       Advisors (FIIA) and FIIA U.K.,
                                                                                       sub-investment advisers.

3RE              FTVIPT Franklin Real Estate    Objective: capital appreciation with   Franklin Advisers, Inc.
                 Fund - Class 2                 a secondary goal to earn current
                                                income. Invests at least 80% of
                                                its net assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests primarily in equity real
                                                estate investment trusts
                                                (REITs).

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------


3SI              FTVIPT Franklin Small Cap      Objective: long-term total return.     Franklin Advisory Services, LLC
                 Value Securities Fund -        Invests at least 80% of its net
                 Class 2                        assets in investments of small
                                                capitalization companies. For this
                                                Fund, small capitalization companies
                                                are those that have a market cap
                                                not exceeding $2.5 billion, at
                                                the time of purchase. Invests
                                                primarily in equity securities
                                                of companies the manager
                                                believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.

3TF              FTVIPT Templeton Foreign       Objective: long-term capital growth.   Templeton Investment Counsel, LLC
                 Securities Fund - Class 2      Invests at least 80% of its net
                                                assets in foreign securities,
                                                including those in emerging markets.



3SE              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of   Goldman Sachs Asset Management
                 Small Cap Equity Fund          capital. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at the time
                                                of purchase) in a broadly
                                                diversified portfolio of equity
                                                investments of U.S. issuers
                                                which are included in the
                                                Russell 2000 Index at the time
                                                of investment.

3UE              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of   Goldman Sachs Asset Management
                 U.S. Equity Fund               capital  and dividend income.
                                                Invests, under normal
                                                circumstances, at least 90% of
                                                its total assets (not including
                                                securities lending collateral
                                                and any investment of that
                                                collateral) measured at time of
                                                purchase in a broadly
                                                diversified portfolio of
                                                large-cap and blue chip equity
                                                investments representing all
                                                major sectors of the U.S.
                                                economy.

3MC              Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital     Goldman Sachs Asset Management
                 Value Fund                     appreciation. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments
                                                in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value Index at the time of
                                                investment.

3AG              Janus Aspen Series             Objective: long-term growth of         Janus Capital
                 Aggressive Growth Portfolio:   capital. Non-diversified mutual fund
                 Service Shares                 that primarily invests in common
                                                stocks selected for their growth
                                                potential and normally invests
                                                at least 50% of its equity
                                                assets in medium-sized
                                                companies.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------
3GT              Janus Aspen Series Global      Objective: long-term growth of         Janus Capital
                 Technology Portfolio:          capital.  Non-diversified mutual
                 Service Shares                 fund that invests, under normal
                                                circumstances, at least 80% of
                                                its net assets in securities of
                                                companies that the portfolio
                                                manager believes will benefit
                                                significantly from advances or
                                                improvements in technology. It
                                                implements this policy by
                                                investing primarily in equity
                                                securities of U.S. and foreign
                                                companies selected for their
                                                growth potential.

3IG              Janus Aspen Series             Objective: long-term growth of         Janus Capital
                 International Growth           capital. Invests, under normal
                 Portfolio: Service Shares      circumstances, at least 80% of its
                                                net assets in securities of
                                                issuers from at least five
                                                different countries, excluding
                                                the United States. Although the
                                                Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.

3IP              Lazard Retirement              Objective: long-term capital           Lazard Asset Management
                 International Equity           appreciation.  Invests primarily in
                 Portfolio                      equity securities, principally
                                                common stocks, of relatively
                                                large non-U.S. companies with
                                                market capitalizations in the
                                                range of the Morgan Stanley
                                                Capital International (MSCI)
                                                Europe, Australia and Far East
                                                (EAFE(R)) Index that the
                                                Investment Manager believes are
                                                undervalued based on their
                                                earnings, cash flow or asset
                                                values.

3MG              MFS(R) Investors Growth Stock  Objective: long-term growth of         MFS Investment Management(R)
                 Series - Service Class         capital and future income. Invests
                                                at least 80% of its total assets
                                                in common stocks and related
                                                securities of companies which
                                                MFS believes offer better than
                                                average prospects for long-term
                                                growth.

3MD              MFS(R) New Discovery Series -  Objective: capital appreciation.       MFS Investment Management(R)
                 Service Class                  Invests primarily in equity
                                                securities of emerging growth
                                                companies.

3IN              Putnam VT International New    Objective: long-term capital           Putnam Investment  Management,
                 Opportunities Fund - Class     appreciation. The fund seeks its       LLC
                 IB Shares                      goal by investing in common stock of
                                                companies outside the United States
                                                with a focus on growth stocks.

3VS              Putnam VT Vista Fund - Class   Objective: capital appreciation. The   Putnam Investment  Management,
                 IB Shares                      fund seeks its goal by investing       LLC
                                                mainly in common stocks of
                                                U.S. companies with a focus on
                                                growth stocks.

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
----------       ------------                   ----------------------------------     -----------------------------
3MI              Royce Micro-Cap Portfolio      Objective: long-term growth of         Royce & Associates, LLC.
                                                capital. Invests primarily in a
                                                broadly diversified portfolio of
                                                equity securities issued by
                                                micro-cap companies (companies
                                                with stock market
                                                capitalizations below $400
                                                million).


3SV              Third Avenue Value Portfolio   Objective: long-term capital           EQSF Advisers, Inc.
                                                appreciation. Invests primarily in
                                                common stocks of well financed, well
                                                managed companies at a substantial
                                                discount to what the Adviser
                                                believes is their true value.

3IT              Wanger International Small     Objective: long-term growth of         Liberty Wanger Asset
                 Cap                            capital. Invests primarily in stocks   Management, L.P.
                                                of small- and medium-size non-U.S.
                                                companies with capitalizations of
                                                less than $2 billion..

3SP              Wanger U.S. Smaller            Objective: long-term growth of         Liberty Wanger Asset
                 Companies                      capital. Invests primarily in stocks   Management, L.P.
                                                of small- and medium-size U.S.
                                                companies with capitalizations of
                                                less  than $5 billion.

3AA              Wells Fargo VT Asset           Objective: long-term total return,     Wells Fargo Funds Management,
                 Allocation Fund                consistent with reasonable risk.       LLC, adviser; Wells Capital
                                                Invests primarily in the               Management Incorporated,
                                                securities Fund Advisors,              sub-adviser.
                                                sub-adviser. of various indexes
                                                to replicate the total return of
                                                the index. We use an asset
                                                allocation model to allocate and
                                                reallocate assets among common
                                                stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers
                                                20+ Treasury Bond Index) and
                                                money market instruments,
                                                operating from a target
                                                allocation of 60% stocks and 40%
                                                bonds.

3WI              Wells Fargo VT International   Objective: total return with an        Wells Fargo Funds Management,
                 Equity Fund                    emphasis on long-term capital          LLC, adviser; Wells Capital
                                                appreciation. Invests primarily        Management Incorporated,
                                                in equity securities of non-U.S.       sub-adviser.
                                                companies based in developed foreign
                                                countries or emerging markets.

3SG              Wells Fargo VT Small Cap       Objective: long-term capital           Wells Fargo Funds Management,
                 Growth Fund                    appreciation.  Invests primarily in    LLC, adviser; Wells Capital
                                                companies with above-average growth    Management Incorporated,
                                                potential and whose market             sub-adviser.
                                                capitalization falls within the
                                                range of the Russell 2000 Index,
                                                which is considered a small
                                                capitalization index.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional purchase payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:
-    no earlier than the 60th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:
-    on or after the date the annuitant reaches age 59 1/2; and
- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
     If paying by installments under a scheduled payment plan:
          $23.08 biweekly, or
          $50 per month
     If paying by any other method:
          $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
For employees/advisors:
          $100,000 up to age 85
          $50,000 for ages 86 to 90
For other individuals:
          $100,000


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:
1.   a partial surrender from the fixed account; or
2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

FOR EMPLOYEES/ADVISORS ONLY
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:
- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select either the MAV Death Benefit or EEB riders. Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;


-    minus any prorated portion of the MAV Death Benefit
     Rider fee (if applicable); and

-    minus any prorated portion of the EEB fee
     (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;


-    a prorated portion of the contract administrative charge;

- a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected); and/or

- a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                            NUMBER
BY INVESTING AN EQUAL NUMBER                       AMOUNT    ACCUMULATION  OF UNITS
OF DOLLARS EACH MONTH...               MONTH      INVESTED    UNIT VALUE   PURCHASED
                                        Jan         $100         $20         5.00
you automatically buy                   Feb          100          18         5.56
more units when the                     Mar          100          17         5.88
per unit market price is low...----->   Apr          100          15         6.67
                                        May          100          16         6.25
                                        Jun          100          18         5.56
and fewer units                         Jul          100          17         5.88
when the per unit                       Aug          100          19         5.26
market price is high           ----->   Sept         100          21         4.76
                                        Oct          100          20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;


-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary. - If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire contract balance

MAXIMUM AMOUNT
Transfers or surrenders: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE:
Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:      $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                    Contract value or entire account balance
Surrenders:                   $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit Charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:
-    payable to you;
-    mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:
-    request that payment be wired to your bank;
-    bank account must be in the same ownership as your contract; and
-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.


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CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB. The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                                    PS x DB
                                    -------
                                       CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.


     CV = the contract value on the date of (but prior to) the partial surrender.



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EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80
OR YOUNGER:


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2009 as follows:


          The contract value on the most recent
          sixth contract anniversary:                       $30,000.00
          plus purchase payments made
          since that anniversary:                                +0.00
          minus adjusted partial surrenders
          taken since that anniversary
          calculated as:

          $1,500 x $30,000              -1,607.14
          ----------------              ----------
              $28,000

          for a death benefit of:       $28,392.86

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


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OPTIONAL BENEFITS


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").


If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.


On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE

- You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.

- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

          Greatest of your contract anniversary contract values: $24,000
          plus purchase payments made since that anniversary:         +0
          minus adjusted partial surrenders, calculated as:
          ($1,500 x $24,000)  =                                   -1,636
          ------------------                                     -------
               $22,000

          for a death benefit of:                                $22,364

NONQUALIFIED ANNUITIES: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.



ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings D2eath Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death.Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the EEB for new contracts. When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.



We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate. The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.


EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit or the MAV death benefit, if applicable (the "death benefit amount")

o minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o    minus the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o    the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered that are one or more years old.

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

TERMINATING THE EEB

- You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE ENHANCED EARNINGS DEATH BENEFIT


- You purchased a RAVA contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider on Jan. 1, 2003 and you and the annuitant are under age 70. You selected the MAV Death Benefit and the EEB. 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date, so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:
     MAV death benefit (contract value):                    $110,000
     plus the EEB benefit which equals 40% of earnings
          at death (MAV death benefit minus payments not
          previously surrendered):
          0.40 x ($110,000 - $100,000) =                      +4,000
                                                  --------------------
     Total death benefit of:                                $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                               $110,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                      +4,000
                                                            --------
     Total death benefit of:                                $114,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 x $110,000)
          $110,000 - --------------------   =                $57,619
                          $105,000

     plus the EEB benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                        +1,048
                                                            --------
     Total death benefit of:                                 $58,667

- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2006. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:
     MAV death benefit (contract value):                    $200,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          .40 x 2.50 x ($55,000) =                           +55,000
                                                            --------
     Total death benefit of:                                $255,000

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


- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                    $250,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously surrendered that are one or more years old)
          .40 x 2.50 x ($55,000) =                           +55,000
                                                            --------
     Total death benefit of:                                $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:
     MAV death benefit (contract value):                    $250,000
     plus the EEB benefit which equals 40% of earnings
          at death (the standard death benefit minus payments not
          previously surrendered):
          0.40 x ($250,000 - $105,000) =                     +58,000
                                                            --------
     Total death benefit of:                                $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

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

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS
ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
[to be filed by amendment]

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Performance Information             p.
Calculating Annuity Payouts         p.
Rating Agencies                     p.
Principal Underwriter               p.
Independent Auditors                p.
Financial Statements                p.

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


                                                            S-6477 G (5/03)

American Express
Retirement Advisor Advantage(R) Variable Annuity

American Express
Retirement Advisor Select(R) Variable Annuity


Issued by:
IDS Life Insurance Company

Prospectus


May 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life Variable Account 10

Issued by:   IDS Life Insurance Company (IDS Life)
             70100 AXP Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             americanexpress.com

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) or the Retirement Advisor Select(R) Variable Annuity (RAVA Select). Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  Alliance Variable Products Series Fund

o  American Century(R) Variable Portfolios, Inc.

o  Calvert Variable Series, Inc.

o  Evergreen Variable Annuity Trust

o  Fidelity(R) Variable Insurance Products - Service Class Fund II, Inc.

o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

o  Goldman Sachs Variable Insurance Trust (VIT)

o  INVESCO Variable Investment Funds, Inc.

o  Janus Aspen Series: Service Shares

o  Lazard Retirement Series, Inc.

o  MFS(R) Variable Insurance Trust(SM)

o  Pioneer Variable Contracts Trust (VCT), Class II Shares

o  Putnam Variable Trust - Class IB Shares

o  Strong Opportunity

o  Wanger Advisors Trust

o  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Table of Contents


Key Terms

The Contract in Brief

Expense Summary

Condensed Financial Information (Unaudited)

Financial Statements

Performance Information

The Variable Account and the Funds

The Fixed Account

Buying Your Contract

Charges

Valuing Your Investment

Making the Most of Your Contract

Surrenders

TSA -- Special Surrender Provisions

Changing Ownership

Benefits in Case of Death -- Standard Death Benefit

Optional Benefits

The Annuity Payout Period

Taxes

Voting Rights

Substitution of Investments

About the Service Providers

Table of Contents of the Statement of Additional Information


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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000 under RAVA Advantage; $250,000 for RAVA Select.

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3   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception:
If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)


Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

    $23.08 biweekly, or
    $50 per month

                                               RAVA Advantage      RAVA Select
If paying by any other method:

    initial payment for qualified annuities         $1,000           $ 2,000
    initial payment for nonqualified annuities       2,000            10,000
    for any additional payments                         50                50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                               RAVA Advantage     RAVA Select
For the first year:

    up to age 85                                  $1,000,000        $999,999
    for ages 86 to 90                                100,000         100,000

For each subsequent year:

    up to age 85                                    100,000          100,000
    for ages 86-90                                   50,000           50,000


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)


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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

o   surrender charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

o   the operating expenses of the funds in which the subaccounts invest;


o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.25%* of the contract value;


o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and

o if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.


* For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage: Contingent deferred sales load as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.**

            Seven-year schedule                      Ten-year schedule**

Years from purchase    Surrender charge   Years from purchase   Surrender charge
  payment receipt         percentage        payment receipt        percentage
         1                     7%                  1                    8%
         2                     7                   2                    8
         3                     7                   3                    8
         4                     6                   4                    7
         5                     5                   5                    7
         6                     4                   6                    6
         7                     2                   7                    5
         Thereafter            0                   8                    4
                                                   9                    3
                                                  10                    2
                                                   Thereafter           0


** Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


--------------------------------------------------------------------------------
5 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).

Surrender charge for RAVA Select (except Texas): Contingent deferred sales load as a percentage of purchase payment surrendered.


            Surrender charge schedule
     Years from               Surrender charge
    contract date                percentage
          1                          7%
          2                          7
          3                          7
          Thereafter                 0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).

Surrender charge for RAVA Select in Texas: Contingent deferred sales load.

                                         Surrender charge percentage
                              as a percentage of purchase payments surrendered)
                                               in contract year
 Payments made in contract year            1         2        3   Thereafter
         1                                 8%        7%       6%       0%
         2                                           8        7        0
         3                                                    8        0
         Thereafter                                                    0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

                                                                                 RAVA Advantage      RAVA Select
Annual contract administrative charge:                                                $30***            $30***

Maximum Anniversary Value Death Benefit Rider (MAV) fee:                              0.25%*            0.25%*
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:                                      0.30%             0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:                                 0.40%             0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value)

Mortality and expense risk fee:                                                  RAVA Advantage      RAVA Select

     for nonqualified annuities                                                       0.95%             1.20%

     for qualified annuities                                                          0.75%             1.00%

  * For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.

*** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.


--------------------------------------------------------------------------------
6 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses)

                                                              Minimum    Maximum
Total expenses before contractual fee waivers and/or expense reimbursements

Net expenses after contractual fee waivers and/or expense reimbursements

Annual operating expenses of the funds as a percentage of average daily net assets)

                                                                                           Gross total
                                                     Management   12b-1       Other          annual
                                                        fees      fees      expenses        expenses
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund
    Bond Fund
    Capital Resource Fund
    Cash Management Fund
    Diversified Equity Income Fund
    Emerging Markets Fund
    Equity Select Fund
    Extra Income Fund
    Federal Income Fund
    Global Bond Fund
    Growth Fund
    International Fund
    Managed Fund
    New Dimensions Fund(R)
    Partners Small Cap Value Fund
    S&P 500 Index Fund
    Small Cap Advantage Fund
    Stock Fund
    Strategy Aggressive Fund

AIM V.I.
    Capital Appreciation Fund, Series II Shares
    Capital Development Fund, Series II Shares

Alliance VP
    AllianceBernstein International Value
    Portfolio (Class B)
    Growth and Income Portfolio (Class B)

American Century(R) Variable Portfolios, Inc.
    VP International, Class II
    VP Value Class II

Calvert Variable Series, Inc.
    Social Balanced Portfolio

Evergreen VA
    Capital Growth Fund - Class 2



--------------------------------------------------------------------------------
7 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds as a percentage of average daily net assets) (continued)

                                                                                           Gross total
                                                     Management   12b-1       Other          annual
                                                        fees      fees      expenses        expenses
Fidelity(R) VIP
    Growth & Income Portfolio Service Class 2
    Mid Cap Portfolio Service Class 2
    Overseas Portfolio Service Class 2

FTVIPT
    Franklin Real Estate Fund - Class 2
    Franklin Small Cap Value Securities Fund - Class 2
    Mutual Shares Securities Fund - Class 2

Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund
    Mid Cap Value Fund

INVESCO VIF
    Dynamics Fund
    Financial Service Fund
    Technology Fund
    Telecommunications Fund

Janus Aspen Series
    Global Technology Portfolio: Service Shares
    International Growth Portfolio: Service Shares

Lazard Retirement Series
    International Equity Portfolio

MFS(R)
    Investors Growth Stock Series - Service Class
    New Discovery Series - Service Class
    Utilities Series - Service Class

Pioneer VCT
    Pioneer Equity Income VCT Portfolio - Class II Shares
    Pioneer Europe VCT Portfolio - Class II Shares

Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares
    Putnam VT International Growth Fund - Class IB Shares
    Putnam VT Vista Fund - Class IB Shares

Strong Funds
    Strong Opportunity Fund II - Advisor Class

Wanger
    International Small Cap
    U.S. Smaller Companies



--------------------------------------------------------------------------------
8 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds as a percentage of average daily net assets) (continued)

                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses
Wells Fargo VT
    Asset Allocation Fund
    International Equity Fund
    Small Cap Growth Fund

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select both the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                     If you do not surrender your contract or if
                                         If you surrender your contract at the end    you select an annuity payout plan at the
                                              of the applicable time period:             end of the applicable time period:
Nonqualified Annuity                        1 year   3 years 5 years 10 years             1 year  3 years  5 years 10 years
RAVA Advantage
with a ten-year surrender charge schedule

RAVA Advantage
with a seven-year surrender charge schedule

RAVA Select

RAVA Select - Texas

Qualified Annuity                           1 year   3 years 5 years  10 years            1 year  3 years  5 years 10 years
RAVA Advantage
with a ten-year surrender charge schedule

RAVA Advantage
with a seven-year surrender charge schedule

RAVA Select

RAVA Select - Texas



--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                        If you do not surrender your contract or if
                                            If you surrender your contract at the end     you select an annuity payout plan at the
                                                 of the applicable time period:              end of the applicable time period:
Nonqualified Annuity                           1 year   3 years 5 years 10 years              1 year  3 years  5 years 10 years
RAVA Advantage
with a ten-year surrender charge schedule

RAVA Advantage
with a seven-year surrender charge schedule

RAVA Select

RAVA Select - Texas

Qualified Annuity                              1 year   3 years 5 years 10 years              1 year  3 years  5 years 10 years
RAVA Advantage
with a ten-year surrender charge schedule

RAVA Advantage
with a seven-year surrender charge schedule

RAVA Select

RAVA Select - Texas

* In these examples, the $30 contract administrative charge is approximated as a _____% charge for RAVA Advantage, a _____% charge for RAVA Select and a _____% charge for RAVA Select - Texas. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

To be filed by amendment.


Financial Statements


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o   contract administrative charge,

o   applicable mortality and expense risk fee,

o   Maximum Anniversary Value Death Benefit Rider fee,

o   Enhanced Earnings Plus Death Benefit Rider fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
BC1 BC2         BC4 BC5      AXP(R) Variable    Objective: long-term total return exceeding    American Express Financial
                             Portfolio - Blue   that of the U.S. stock market. Invests         Corporation (AEFC), investment
                             Chip Advantage     primarily in blue chip stocks. Blue chip       adviser.
                             Fund               stocks are issued by companies with a market
                                                capitalization of at least $1
                                                billion, an established
                                                management, a history of
                                                consistent earnings and a
                                                leading position within their
                                                respective industries.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
BD1 BD2         BD4 BD5      AXP(R) Variable    Objective: high level of current income        AEFC, investment adviser.
                             Portfolio - Bond   while conserving the value of the investment
                             Fund               and continuing a high level of income for
                                                the longest time period. Invests primarily
                                                in bonds and other debt obligations.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
CR1 CR2         CR4 CR5      AXP(R) Variable    Objective: capital appreciation. Invests       AEFC, investment adviser.
                             Portfolio -        primarily in U.S. common stocks and other
                             Capital Resource   securities convertible into common
                             Fund               stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
CM1 CM2         CM4 CM5      AXP(R) Variable    Objective: maximum current income consistent   AEFC, investment adviser.
                             Portfolio - Cash   with liquidity and stability of principal.
                             Management Fund    Invests primarily in money market securities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
DE1 DE2         DE4 DE5      AXP(R) Variable    Objective: a high level of current income      AEFC, investment adviser.
                             Portfolio -        and, as a secondary goal, steady growth
                             Diversified        capital. Invests primarily in
                             Equity Income      dividend-paying common and preferred stocks.
                             Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
EM1 EM2         EM4 EM5      AXP(R) Variable    Objective: long-term capital growth. Invests   AEFC, investment adviser.
                             Portfolio -        primarily in equity securities of companies    American Express Asset
                             Emerging Markets   in emerging market countries.                  Management International, Inc.,
                             Fund                                                              a wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ES1 ES2         ES4 ES5      AXP(R) Variable    Objective: growth of capital. Invests          AEFC, investment adviser.
                             Portfolio -        primarily in equity securities of
                             Equity Select      medium-sized companies.
                             Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
EI1 EI2         EI4 EI5      AXP(R) Variable    Objective: high current income, with capital   AEFC, investment adviser.
                             Portfolio -        growth as a secondary objective. Invests
                             Extra Income Fund  primarily in high-yielding, high-risk
                                                corporate bonds (junk bonds) issued by U.S.
                                                and foreign companies and governments.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
FI1 FI2         FI4 FI5      AXP(R) Variable    Objective: a high level of current income      AEFC, investment adviser.
                             Portfolio -        and safety of principal consistent with an
                             Federal Income     investment in U.S. government and government
                             Fund               agency securities. Invests primarily in debt
                                                obligations issued or guaranteed as to
                                                principal and interest by the U.S.
                                                government, its agencies or
                                                instrumentalities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
GB1 GB2         GB4 GB5      AXP(R) Variable    Objective: high total return through income    AEFC, investment adviser.
                             Portfolio -        and growth of capital. Non-diversified fund
                             Global Bond Fund   that invests primarily in debt obligations
                                                of U.S. and foreign issuers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
GR1 GR2         GR4 GR5      AXP(R) Variable    Objective: long-term capital growth. Invests   AEFC, investment adviser.
                             Portfolio -        primarily in common stocks and securities
                             Growth Fund        convertible into common stocks that appear
                                                to offer growth opportunities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
IE1 IE2         IE4 IE5      AXP(R) Variable    Objective: capital appreciation. Invests       AEFC, investment adviser.
                             Portfolio -        primarily in common stocks or convertible      American Express Asset
                             International      securities of foreign issuers that offer       Management International, Inc.,
                             Fund               strong growth potential.                       a wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
MF1 MF2         MF4 MF5      AXP(R) Variable    Objective: maximum total investment return     AEFC, investment adviser.
                             Portfolio -        through a combination of capital growth and
                             Managed Fund       current income. Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ND1 ND2         ND4 ND5      AXP(R) Variable    Objective: long-term growth of capital.        AEFC, investment adviser.
                             Portfolio - New    Invests primarily in common stocks showing
                             Dimensions         potential for significant growth.
                             Fund(R)
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SV1 SV2         SV4 SV5      AXP(R) Variable    Objective: long term capital appreciation.     AEFC, investment adviser.
                             Portfolio -        Non-diversified fund that invests primarily    Royce & Associates, LLC,
                             Partners Small     in equity securities.                          Third Avenue Management LLC and
                             Cap Value Fund                                                    National City Investment
                                                                                               Management Company,
                                                                                               sub-advisers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
IV1 IV2         IV4 IV5      AXP(R) Variable    Objective: long-term capital appreciation.     AEFC, investment adviser.
                             Portfolio - S&P    Non-diversified fund that invests primarily
                             500 Index Fund     in securities that are expected to provide
                                                investment results that correspond to the
                                                performance of the S&P 500 Index.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------



--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SC1 SC2         SC4 SC5      AXP(R) Variable    Objective: long-term capital growth. Invests   AEFC, investment adviser;
                             Portfolio -        primarily in equity stocks of small            Kenwood Capital Management LLC,
                             Small Cap          companies that are often included in the       sub-adviser.
                             Advantage Fund     Russell 2000 Index and/or have market
                                                capitalization under $2 billion.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ST1 ST2         ST4 ST5      AXP(R) Variable    Objective: current income and growth of        AEFC, investment adviser.
                             Portfolio -        capital. Invests primarily in common stocks
                             Stock Fund         and securities convertible into common stock.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SA1 SA2         SA4 SA5      AXP(R) Variable    Objective: capital appreciation. Invests       AEFC, investment adviser.
                             Portfolio -        primarily in equity securities of growth
                             Strategy           companies.
                             Aggressive Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1AC 2AC         4AC 5AC      AIM V.I. Capital   Objective: growth of capital. Invests          A I M Advisors, Inc.
                             Appreciation       principally in common stocks of companies
                             Fund, Series II    likely to benefit from new or innovative
                             Shares             products, services or processes as well as
                                                those with above-average long-term growth
                                                and excellent prospects for future growth.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AD 2AD         4AD 5AD      AIM V.I. Capital   Objective: long term growth of capital.        A I M Advisors, Inc.
                             Development        Invests primarily in securities (including
                             Fund, Series II    common stocks, convertible securities and
                             Shares             bonds) of small- and medium-sized companies.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AB 2AB         4AB 5AB      Alliance VP        Objective: long-term growth of capital.        Alliance Capital Management,
                             AllianceBernstein  Invests primarily in a diversified portfolio   L.P.
                             International      of foreign equity securities.
                             Value Portfolio
                             (Class B)
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AL 2AL         4AL 5AL      Alliance VP        Objective: reasonable current income and       Alliance Capital Management,
                             Growth and         reasonable appreciation. Invests primarily     L.P.
                             Income Portfolio   in dividend-paying common stocks
                             of good (Class B)  quality.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AI 2AI         4AI 5AI      American           Objective: long term capital growth. Invests   American Century Investment
                             Century(R) VP      primarily in stocks of growing foreign         Management, Inc.
                             International,     companies in developed countries.
                             Class II
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AV 2AV         4AV 5AV      American           Objective: long-term capital growth, with      American Century Investment
                             Century(R) VP      income as a secondary objective. Invests       Management, Inc.
                             Value, Class II    primarily in stocks of companies that
                                                management believes to be undervalued at the
                                                time of purchase.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1SR 2SR         4SR 5SR      Calvert Variable   Objective: income and capital growth.          Calvert Asset Management
                             Series, Inc.       Invests primarily in stocks, bonds and money   Company, Inc. (CAMCO),
                             Social Balanced    market instruments which offer income and      investment adviser. SSgA Funds
                             Portfolio          capital growth opportunity and which satisfy   Management, Inc. and Brown
                                                the investment and social criteria.            Capital Management are the
                                                                                               investment subadvisers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1CG 2CG         4CG 5CG      Evergreen VA       Objective: long-term capital growth. The       Evergreen Investment Management
                             Capital Growth     fund seeks to achieve its goal by investing    Company, LLC. Pilgrim Baxter
                             Fund - Class 2     primarily in common stocks of large U.S.       Value Investors, Inc. is the
                                                companies, which the portfolio managers        sub-investment adviser.
                                                believe have the potential for capital
                                                growth over the intermediate- and long-term.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FG 2FG         4FG 5FG      Fidelity(R) VIP    Strategy: high total return through a          Fidelity Management & Research
                             Growth & Income    combination of current income and capital      Company (FMR), investment
                             Portfolio          appreciation. Normally invests a majority of   manager; FMR U.K. and FMR Far
                             Service Class 2    assets in common stocks with a focus on        East, sub-investment advisers.
                                                those that pay current dividends and show
                                                potential for capital appreciation.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FM 2FM         4FM 5FM      Fidelity(R) VIP    Strategy: long-term growth of capital.         FMR, investment manager; FMR
                             Mid Cap            Normally invests at least 80% of assets in     U.K. and FMR Far East,
                             Portfolio          companies with medium market capitalization    sub-investment advisers.
                             Service Class 2    common stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FO 2FO         4FO 5FO      Fidelity(R) VIP    Strategy: long-term growth of capital.         FMR, investment manager; FMR
                             Overseas           Invests primarily in common stocks of          U.K., FMR Far East, Fidelity
                             Portfolio          foreign securities.                            International Investment
                             Service Class 2                                                   Advisors (FIIA) and FIIA U.K.,
                                                                                               sub-investment advisers.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1RE 2RE         4RE 5RE      FTVIPT Franklin    Objective: capital appreciation with a         Franklin Advisers, Inc.
                             Real Estate Fund   secondary goal to earn current income.
                             - Class 2          Invests at least 80% of its net assets in
                                                investments of companies
                                                operating in the real estate
                                                industry. The Fund invests
                                                primarily in equity real estate
                                                investment trusts (REITs).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1SI 2SI         4SI 5SI      FTVIPT Franklin    Objective: long-term total return. Invests     Franklin Advisory Services, LLC
                             Small Cap Value    at least 80% of its net assets in
                             Securities Fund    investments of small capitalization
                             - Class 2          companies. For this Fund, small
                                                capitalization companies are those that have
                                                a market cap not exceeding $2.5 billion, at
                                                the time of purchase. Invests primarily in
                                                equity securities of companies manager
                                                believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------


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15  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1MS 2MS         4MS 5MS      FTVIPT Mutual      Objective: capital appreciation with income    Franklin Mutual Advisers, LLC
                             Shares             as a secondary goal. Invests primarily in
                             Securities Fund    equity securities of companies that the
                             - Class 2          manager believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1UE 2UE         4UE 5UE      Goldman Sachs      Objective: seeks long-term growth of capital   Goldman Sachs Asset Management
                             VIT CORE(SM)       and dividend income. Invests, under normal
                             U.S. Equity Fund   circumstances, at least 90% of its total
                                                assets (not including securities
                                                lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase, in
                                                a broadly diversified portfolio
                                                of large-cap and blue chip
                                                equity investments representing
                                                all major sectors of the U.S.
                                                economy.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1MC 2MC         4MC 5MC      Goldman Sachs      Objective: seeks long-term capital             Goldman Sachs Asset Management
                             VIT Mid Cap        appreciation. Invests, under normal
                             Value Fund         circumstances, at least 80% of its net
                                                assets plus any borrowing for
                                                investment purposes (measured at
                                                time of purchase) in a
                                                diversified portfolio of equity
                                                investments in
                                                mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value index at the time of
                                                investment.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1ID 2ID         4ID 5ID      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Dynamics Fund      Invests primarily in common stocks of
                                                mid-sized companies - companies
                                                included in the Russell Mid-Cap
                                                Growth Index at the time of
                                                purchase, or if not included in
                                                that Index, those with market
                                                capitalizations between $2.5
                                                billion and $15 billion at the
                                                time of purchase. The Fund also
                                                has the flexibility to invest in
                                                other types of securities,
                                                including preferred stocks,
                                                convertible securities and
                                                bonds.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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16  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1FS 2FS         4FS 5FS      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Financial          Aggressively managed. Invests at least 80%
                             Services Fund      of its assets in the equity securities and
                                                equity-related instruments of
                                                companies involved in the
                                                financial services sector. These
                                                companies include but are not
                                                limited to, banks, insurance
                                                companies, and investment and
                                                miscellaneous industries (asset
                                                managers, brokerage firms,
                                                government-sponsored agencies
                                                and suppliers to financial
                                                services companies).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1TC 2TC         4TC 5TC      INVESCO VIF -      Objective: long-term growth of capital. The    INVESCO Funds Group, Inc.
                             Technology Fund    Fund is aggressively managed. Invests at
                                                least 80% of its assets in
                                                equity securities and
                                                equity-related instruments of
                                                companies engaged in
                                                technology-related industries.
                                                These include, but are not
                                                limited to, applied technology,
                                                biotechnology, communications,
                                                computers, electronics,
                                                Internet, IT services and
                                                consulting, software,
                                                telecommunications equipment and
                                                services, IT infrastructure, and
                                                networking companies. Many of
                                                these products and services are
                                                subject to rapid obsolescence,
                                                which may lower the market value
                                                of securities of the companies
                                                in this sector.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1TL 2TL         4TL 5TL      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Telecommunications Current income is a secondary objective. The
                             Fund               Fund is aggressively managed. Invests at
                                                least 80% of its assets in
                                                equity securities and
                                                equity-related instruments of
                                                companies involved in the
                                                design, development manufacture,
                                                distribution or sale of
                                                communications services and
                                                equipment, and companies that
                                                are involved in supplying
                                                equipment or services to such
                                                companies. The
                                                telecommunications sector
                                                includes companies that offer
                                                telephone services, wireless
                                                communications, satellite
                                                communications, television and
                                                movie programming, broadcasting
                                                and Internet access.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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17  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1GT 2GT         4GT 5GT      Janus Aspen        Objective: long-term growth of capital.        Janus Capital
                             Series Global      Non-diversified mutual fund that invests,
                             Technology         under normal circumstances, at least 80% of
                             Portfolio:         its net assets in securities of companies
                             Service Shares     that the portfolio manager believes will
                                                benefit significantly from advances or
                                                improvements in technology. It implements
                                                this policy by investing primarily in equity
                                                securities of U.S. and foreign companies
                                                selected for their growth potential.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1IG 2IG         4IG 5IG      Janus Aspen        Objective: long-term growth of capital.        Janus Capital
                             Series             Invests, under normal circumstances, at
                             International      least 80% of its net assets in securities of
                             Growth             issuers from at least five different
                             Portfolio:         countries, excluding the United States.
                             Service Shares     Although the Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1IP 2IP         4IP 5IP      Lazard             Objective: long-term capital appreciation.     Lazard Asset Management
                             Retirement         Invests primarily in equity securities,
                             International      principally common stocks of relatively
                             Equity Portfolio   large non-U.S. companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1MG 2MG         4MG 5MG      MFS(R) Investors   Objective: long-term growth of capital and     MFS Investment Management(R)
                             Growth Stock       future income. Invests at least 80% of its
                             Series - Service   total assets in common stocks and related
                             Class              securities of companies which MFS(R)
                                                believes offer better than average prospects
                                                for long-term growth.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1MD 2MD         4MD 5MD      MFS(R) New         Objective: capital appreciation. Invests       MFS Investment Management(R)
                             Discovery Series   primarily in equity securities of emerging
                             - Service Class    growth companies.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1UT 2UT         4UT 5UT      MFS(R) Utilities   Objective: capital growth and current          MFS Investment Management(R)
                             Series - Service   income. Invests primarily in equity and debt
                             Class              securities of domestic and foreign companies
                                                in the utilities industry.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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18  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1PE 2PE         4PE 5PE      Pioneer Equity     Objective: current income and long-term        Pioneer Investment Management,
                             Income VCT         growth of capital from a portfolio             Inc.
                             Portfolio -        consisting primarily of income producing
                             Class II Shares    equity securities of U.S. corporations.
                                                Invests primarily in common
                                                stocks, preferred stocks and
                                                interests in real estate
                                                investment trusts (REITs).
                                                Normally, the portfolio invests
                                                at least 80% of its total assets
                                                in income producing equity
                                                securities. The remainder of the
                                                portfolio may be invested in
                                                debt securities, most of which
                                                are expected to be convertible
                                                into common stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1EU 2EU         4EU 5EU      Pioneer Europe     Objective: long-term growth of capital.        Pioneer Investment Management,
                             VCT Portfolio -    Invests primarily in equity securities of      Inc.
                             Class II Shares    European issuers including common stocks,
                                                preferred stocks, rights,
                                                depositary receipts, warrants
                                                and debt securities convertible
                                                into common stock. Normally, the
                                                portfolio invests 80% of its
                                                total assets in equity
                                                securities of European issuers.
                                                The portfolio may also purchase
                                                forward foreign currency
                                                contracts in connection with its
                                                investments.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1HS 2HS         4HS 5HS      Putnam VT Health   Objective: capital appreciation. The fund      Putnam Investment Management,
                             Sciences Fund -    seeks its goal by investing at least 80% of    LLC
                             Class IB Shares    its net assets in common stocks of U.S.
                                                companies in the health sciences industries,
                                                with a focus on growth stocks.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1PI 2PI         4PI 5PI      Putnam VT          Objective: capital appreciation. The fund      Putnam Investment Management,
                             International      seeks its goal by investing mainly in common   LLC
                             Growth Fund -      stocks of companies outside the United
                             Class IB Shares    States.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1VS 2VS         4VS 5VS      Putnam VT Vista    Objective: capital appreciation. The fund      Putnam Investment Management,
                             Fund - Class IB    seeks its goal by investing mainly in common   LLC
                             Shares             stocks of U.S. companies with a focus on
                                                growth stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SO 2SO         4SO 5SO      Strong             Objective: seeks capital growth. Invests       Strong Capital Management, Inc.
                             Opportunity Fund   primarily in common stocks of medium
                             II - Advisor       capitalization companies that the Fund's
                             Class              managers believe are underpriced, yet have
                                                attractive growth prospects.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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19  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1IT 2IT         4IT 5IT      Wanger             Objective: long-term growth of capital.        Liberty Wanger Asset
                             International      Invests primarily in stocks of small- and      Management, L.P.
                             Small Cap          medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1SP 2SP         4SP 5SP      Wanger U.S.        Objective: long-term growth of capital.        Liberty Wanger Asset
                             Smaller            Invests primarily in stocks of small- and      Management, L.P.
                             Companies          medium-size U.S. companies with
                                                capitalizations of less than $5 billion.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1AA 2AA         4AA 5AA      Wells Fargo VT     Objective: long-term total return consistent   Wells Fargo Funds Management,
                             Asset Allocation   with reasonable risk. Invests in equity and    LLC, adviser; Wells Capital
                             Fund               fixed-income securities in varying             Management Incorporated,
                                                proportions, with "neutral" target             sub-adviser.
                                                allocation of 60% equity securities and 40%
                                                fixed-income securities. The Fund invests
                                                its equity portion of assets in common
                                                stocks to replicate the S&P 500 Index and
                                                its fixed-income portion of assets in U.S.
                                                Treasury Bonds to replicate the Lehman
                                                Brothers 20+ Treasury Index. The Fund seeks
                                                to maintain a 95% or better performance
                                                correlation with the respective indexes.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1WI 2WI         4WI 5WI      Wells Fargo VT     Objective: total return with an emphasis on    Wells Fargo Funds Management,
                             International      long-term capital appreciation. Invests        LLC, adviser; Wells Capital
                             Equity Fund        primarily in equity securities of non-U.S.     Management Incorporated,
                                                companies based in developed foreign           sub-adviser.
                                                countries or emerging markets.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SG 2SG         4SG 5SG      Wells Fargo VT     Objective: long-term capital appreciation.     Wells Fargo Funds Management,
                             Small Cap Growth   Invests primarily in companies with            LLC, adviser; Wells Capital
                             Fund               above-average growth potential and whose       Management Incorporated,
                                                market capitalization falls within the range   sub-adviser.
                                                of the Russell 2000 Index, which is
                                                considered a small capitalization index.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any

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20  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS
expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o   the optional Maximum Anniversary Value Death Benefit Rider;(1)

o   the optional Enhanced Earnings Death Benefit Rider;(1)

o   the optional Enhanced Earnings Plus Death Benefit Rider;(1)

o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments;

o   a beneficiary; and

o under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.

(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

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21  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month
                                                RAVA Advantage   RAVA Select
If paying by any other method:

     initial payment for qualified annuities          $1,000        $ 2,000
     initial payment for nonqualified annuities        2,000         10,000
     for any additional payments                          50             50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                RAVA Advantage   RAVA Select
For the first year:

     up to age 85                                 $1,000,000       $999,999
     for ages 86 to 90                               100,000        100,000

For each subsequent year:

     up to age 85                                   100,000         100,000
     for ages 86-90                                  50,000          50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

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22  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.  a partial surrender from the fixed account; or

2.  a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

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23  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.

(2) For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

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24  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            Seven-year schedule                     Ten-year schedule*
Years from purchase   Surrender charge    Years from purchase   Surrender charge
  payment receipt        percentage         payment receipt        percentage
         1                   7%                 1                      8%
         2                   7                  2                      8
         3                   7                  3                      8
         4                   6                  4                      7
         5                   5                  5                      7
         6                   4                  6                      6
         7                   2                  7                      5
         Thereafter          0                  8                      4
                                                9                      3
                                               10                      2
                                                Thereafter             0

Surrender charge under RAVA Select (except Texas):

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

     Contract year             Surrender charge percentage
         1                                  7%
         2                                  7
         3                                  7
         Thereafter                         0


* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


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25  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Surrender charge under RAVA Select in Texas:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                             Surrender charge percentage
                              (as a percentage of purchase payments surrendered)
                                                   in contract year
 Payments made in contract year            1        2        3        Thereafter
         1                                 8%       7%       6%            0%
         2                                          8        7             0
         3                                                   8             0
         Thereafter                                                        0

Partial surrenders under RAVA Advantage and RAVA Select

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          Amount requested       or      $1,000
         ------------------              ------   = $1,075.27
      1.00 - surrender charge              .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.


Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


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26  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     --   $10,000 July 1, 2002;

     --   $ 8,000 Dec. 31, 2007;

     --   $ 6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o    The prior anniversary July 1, 2011 contract value was $28,000.

Surrender charge           Explanation
     $  0                  $2,500 is contract earnings surrendered without charge; and
        0                  $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                           10% of $28,000 = $2,800 - $2,500 = $300
        0                  $10,000 July 1, 2002 payment was received eight or more years before surrender and is surrendered without surrender charge; and
      480                  $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, surrendered with a 6%
                           surrender charge; and
      420                  $6,000 Feb. 20, 2010 payment is in its second year from receipt, surrendered with a 7%
                           surrender charge.
     ----
     $900

Waiver of surrender charges
We do not assess surrender charges under RAVA Advantage or RAVA Select for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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27  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;


o minus any prorated portion of the MAV Death Benefit Rider fee (if applicable);

o    minus any prorated portion of the EEB fee (if applicable); and

o    minus any prorated portion of the EEP fee (if applicable).


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

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28  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the MAV Death Benefit Rider fee (if selected);

o    a prorated  portion of the EEB fee (if selected); and/or

o    a prorated  portion of the EEP fee (if selected).


Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit* to your contract in the amount of:

o    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

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29  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                          Number
                                             Amount    Accumulation    of units
                                    Month   invested    unit value     purchased
By investing an equal number        Jan       $100         $20            5.00
of dollars each month ...           Feb        100          16            6.25
                                    Mar        100           9           11.11
you automatically buy               Apr        100           5           20.00
more units when the                 May        100           7           14.29
per unit market price is low ...    June       100          10           10.00
                                    July       100          15            6.67
and fewer units                     Aug        100          20            5.00
when the per unit                   Sept       100          17            5.88
market price is high.               Oct        100          12            8.33

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
Subject to availability, you can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

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30  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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31  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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32  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge,") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    --   the NYSE is closed, except for normal holiday and weekend closings;

    --   trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59 1/2;

    -- you are disabled as defined in the Code;

    -- you severed employment with the employer who purchased the contract; or

    -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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33  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                   ----------
                                       CV

           PS = the partial surrender including any applicable surrender charge.

           DB = the death benefit on the date of (but prior to) the partial surrender.

           CV = the contract value on the date of (but prior to) the partial surrender.

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34  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:


o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

      We calculate the death benefit on March 1, 2009 as follows:


      The contract value on the most recent sixth contract anniversary:  $30,000

      plus purchase payments made since that anniversary:                      0

      minus "adjusted partial surrenders" taken since that anniversary calculated as:

      $1,500 X $30,000
      ---------------- =                                                  -1,607
          $28,000                                                        -------

      for a death benefit of:                                            $28,393

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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35  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.


On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example


o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:


The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000

         plus purchase payments made since that anniversary:                 +0

         minus adjusted partial surrenders, calculated as:

         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------

         for a death benefit of:                                        $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at

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36  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.


Earnings at death for the EEB and EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

    o the standard death benefit or the MAV death benefit, if applicable (the "death benefit amount")

    o  minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

    o  minus the greater of:

       o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

       o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

    o plus any purchase payments made on or after the rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

    o  the greater of:

       o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

       o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

    o plus any purchase payments made on or after the rider effective date not previously surrendered that are one or more years old.



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37    AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
      VARIABLE ANNUITY -- PROSPECTUS
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Terminating the EEB

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example of the Enhanced Earnings Death Benefit


o You purchase the contract with a payment of $100,000 on Jan. 01, 2003 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (contract value):                               $110,000

     plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):

        0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                       --------
     Total death benefit of:                                           $114,000


o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit (MAV):                                           $110,000

     plus the EEB benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                        --------
     Total death benefit of:                                            $114,000


o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit (MAV adjusted for partial surrenders):

                    ($50,000 X $110,000)
        $110,000 -  --------------------  =                             $57,619
                        $105,000
     plus the EEB benefit (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                        -------
     Total death benefit of:                                            $58,667


o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit (contract value):                               $200,000

     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                       --------
     Total death benefit of:                                           $255,000


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38  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value):                               $250,000

     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                       --------
     Total death benefit of:                                           $305,000


o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:


     MAV death benefit (contract value):                               $250,000
        plus the EEB benefit which equals 40% of earnings
        at death (the standard death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                       --------
     Total death benefit of:                                           $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


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39  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                        Percentage if you and the annuitant are        Percentage if you or the annuitant are
Contract year          under age 70 on the rider effective date        70 or older on the rider effective date
One and Two                                0%                                              0%
Three and Four                            10%                                           3.75%
Five or more                              20%                                            7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                If you and the annuitant are under age 70     If you or the annuitant are age 70
Contract year   on the rider effective date, add...           or older on the rider effective date, add...
     1          Zero                                          Zero
     2          40% X earnings at death (see above)           15% X earnings at death
 3 & 4          40% X (earnings at death + 25% of exchange    15% X (earnings at death + 25% of exchange purchase payment*)
                        purchase payment*)
    5+          40% X (earnings at death + 50% of exchange    15% X (earnings at death + 50% of exchange purchase payment*)
                        purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Terminating the EEP

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o    The rider will terminate in the case of an ownership change.

o The rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

Example of the Enhanced Earnings Plus Death Benefit


o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2003 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (contract value):                               $110,000

     plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus purchase payments not previously surrendered):

        0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                       --------
     Total death benefit of:                                           $114,000


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40  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit (MAV):                                          $110,000

     plus the EEP Part I benefit (40% of earnings at death):

        0.40 X ($110,000 - $100,000) =                                   +4,000

     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $100,000 =                                               +10,000
                                                                       --------
     Total death benefit of:                                           $124,000


o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit (MAV adjusted for partial surrenders):

        $110,000 -  ($50,000 X $110,000)
                    --------------------  =                             $57,619
                        $105,000

     plus the EEP Part I benefit (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                     +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

        0.10 X $55,000 =                                                 +5,500
                                                                       --------
     Total death benefit of:                                            $64,167


o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit (contract value):                               $200,000

     plus the EEP Part I (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 X (2.50 X $55,000) =                                        +55,000

     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at
       issue and not previously surrendered: 0.20 X $55,000 =           +11,000
                                                                       --------
     Total death benefit of:                                           $266,000


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41  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value):                               $250,000

     plus the EEP Part I (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 X (2.50 X $55,000)=                                         +55,000

     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
        issue and not previously surrendered: 0.20 X $55,000 =          +11,000
                                                                       --------
     Total death benefit of:                                           $316,000


o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:


     MAV death benefit (contract value):                               $250,000

     plus the EEP Part I benefit which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                  +58,000

     plus the EEP Part II, which after the fourth contract
        year equals 20% of exchange purchase payments identified
        at issue and not previously surrendered: 0.20 X $55,000 =       +11,000
                                                                       --------
     Total death benefit of:                                           $319,000


If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

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42  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


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43  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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44  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

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45  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


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46  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


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47  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,900 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS


To be filed by amendment.


Table of Contents of the Statement of Additional Information


Performance Information                 p.

Calculating Annuity Payouts             p.

Rating Agencies                         p.

Principal Underwriter                   p.

Independent Auditors                    p.

Financial Statements                    p.


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48  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

                                                                 S-6406 F (5/03)

American Express


Retirement Advisor Advantage(R) Variable Annuity - Band 3


Issued by:

IDS Life Insurance Company


American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3


Prospectus


May 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), and

o individuals investing an initial purchase payment of $1 million (other individuals).

IDS Life Variable Account 10

Issued by: IDS Life Insurance Company (IDS Life)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           americanexpress.com


This prospectus contains information that you should know before investing.
Prospectuses are also available for:

o   American Express(R) Variable Portfolio Funds                 o   INVESCO Variable Investment Funds, Inc.

o   AIM Variable Insurance Funds                                 o   Janus Aspen Series: Service Shares

o   Alliance Variable Products Series Fund                       o   Lazard Retirement Series, Inc.

o   American Century(R) Variable Portfolios, Inc.                o   MFS(R) Variable Insurance Trust(SM)

o   Calvert Variable Series, Inc.                                o   Pioneer Variable Contracts Trust (VCT), Class II Shares

o   Evergreen Variable Annuity Trust                             o   Putnam Variable Trust - Class IB Shares

o   Fidelity(R) Variable Insurance Products - Service Class 2    o   Strong Opportunity Fund II, Inc.

o   Franklin(R) Templeton(R) Variable Insurance                  o   Wanger Advisors Trust

    Products Trust (FTVIPT) - Class 2                            o   Wells Fargo Variable Trust Funds

o   Goldman Sachs Variable Insurance Trust (VIT)


Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

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


Table of Contents


Key Terms
The Contract in Brief
Expense Summary
Condensed Financial Information (Unaudited)
Financial Statements
Performance Information
The Variable Account and the Funds
The Fixed Account
Buying Your Contract
Charges
Valuing Your Investment
Making the Most of Your Contract
Surrenders
TSA -- Special Surrender Provisions
Changing Ownership
Benefits in Case of Death -- Standard Death Benefit
Optional Benefits
The Annuity Payout Period
Taxes
Voting Rights
Substitution of Investments
About the Service Providers
Table of Contents of the   Statement of Additional Information


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


Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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


The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)

Minimum allowable purchase payments
    For employees/advisors:
       If paying by installments under a scheduled payment plan:
          $23.08 biweekly, or
          $50 per month

       If paying by any other method:
          $1,000 initial payment for qualified annuities
          $2,000 initial payment for nonqualified annuities
          $50 for any additional payments

    For other individuals:
          $1 million

Maximum allowable purchase payments
    For employees/advisors:
       For the first year:
          $2,000,000 for issue ages up to 85
          $100,000 for issue ages 86 to 90

       For each subsequent year:
          $100,000 for issue ages up to 85
          $50,000 for issue ages 86 to 90

    For other individuals:
       For the first year:
          $2,000,000 for issue ages up to 85
          $1,000,000 for issue ages 86 to 90

       For each subsequent year:
          $100,000

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

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


Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59-1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;

o a 0.55% mortality and expense risk fee (if you make allocations to one or more subaccounts);

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

o   the operating expenses of the funds in which the subaccounts invest;


o if you select the Maximum Anniversary Death Benefit (MAV), an annual fee of 0.25%** of the contract value;


o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and

o if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.


Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge:                                                        0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge:                                  $30*

Maximum Anniversary Value Death Benefit Rider (MAV) fee:                0.25%**
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Enhanced Earnings Death Benefit Rider (EEB) fee:                        0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:                   0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

 * We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

** For contracts purchased before May 1, 2003, the MAV fee is 0.15%.



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



ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:                                         0.55%

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses)

                                                      Minimum           Maximum

Total expenses before contractual fee waivers and/or expense reimbursements

Net expenses after contractual fee waivers and/or expense reimbursements

Annual operating expenses of the funds (as a percentage of average daily net assets)




                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses

AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund
    Bond Fund
    Capital Resource Fund
    Cash Management Fund
    Diversified Equity Income Fund
    Emerging Markets Fund
    Equity Select Fund
    Extra Income Fund
    Federal Income Fund
    Global Bond Fund
    Growth Fund
    International Fund
    Managed Fund
    New Dimensions Fund(R)
    Partners Small Cap Value Fund
    S&P 500 Index Fund
    Small Cap Advantage Fund
    Stock Fund
    Strategy Aggressive Fund
AIM V.I.
    Capital Appreciation Fund, Series II Shares
    Capital Development Fund, Series II Shares
Alliance VP
    AllianceBernstein International Value Portfolio (Class B)
    Growth and Income Portfolio (Class B)



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6 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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



Annual operating expenses of the funds (as a percentage of average daily net assets) (continued)

                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses

American Century(R) Variable Portfolios, Inc.
    VP International, Class II
    VP Value Class II
Calvert Variable Series, Inc.
    Social Balanced Portfolio
Evergreen VA
    Capital Growth Fund - Class 2
Fidelity(R) VIP
    Growth & Income Portfolio Service Class 2
    Mid Cap Portfolio Service Class 2
    Overseas Portfolio Service Class 2
FTVIPT
    Franklin Real Estate Fund - Class 2
    Franklin Small Cap Value Securities Fund - Class 2
    Mutual Shares Securities Fund - Class 2
Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund
    Mid Cap Value Fund
INVESCO VIF
    Dynamics Fund
    Financial Service Fund
    Technology Fund
    Telecommunications Fund
Janus Aspen Series
    Global Technology Portfolio: Service Shares
    International Growth Portfolio: Service Shares
Lazard Retirement Series
    International Equity Portfolio
MFS(R)
    Investors Growth Stock Series - Service Class
    New Discovery Series - Service Class
    Utilities Series - Service Class
Pioneer VCT
    Pioneer Equity Income VCT Portfolio - Class II Shares
    Pioneer Europe VCT Portfolio - Class II Shares
Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares
    Putnam VT International Growth Fund - Class IB Shares
    Putnam VT Vista Fund - Class IB Shares
Strong Funds
    Strong Opportunity Fund II - Advisor Class



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7 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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



Annual operating expenses of the funds (as a percentage of average daily net assets) (continued)

                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses

Wanger
    International Small Cap
    U.S. Smaller Companies
Wells Fargo VT
    Asset Allocation Fund
    International Equity Fund
    Small Cap Growth Fund




IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

               1 year            3 years          5 years          10 years

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

               1 year            3 years          5 years          10 years

* In these examples, the $30 contract administrative charge is approximated as a ______% charge determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


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


Condensed Financial Information

(Unaudited)


To be filed by Amendment.


Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o   contract administrative charge,

o   applicable mortality and expense risk fee,

o   MAV Death Benefit Rider fee, and

o   EEP fee.

We may also show optional total return quotations that reflect deduction of the EEB fee. We also show optional total return quotations that do not reflect fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

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     BAND 3 -- PROSPECTUS



The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
BC3             AXP(R) Variable Portfolio -     Objective: long-term total return           American Express Financial
                Blue Chip Advantage Fund        exceeding that of the U.S. stock market.    Corporation (AEFC), investment
                                                Invests primarily in blue chip
                                                stocks. adviser. Blue chip
                                                stocks are issued by companies
                                                with a market capitalization of
                                                at least $1 billion, an
                                                established management, a
                                                history of consistent earnings
                                                and a leading position within
                                                their respective industries.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
BD3             AXP(R) Variable Portfolio -     Objective: high level of current income     AEFC, investment adviser.
                Bond Fund                       while conserving the value of the
                                                investment and continuing a high
                                                level of income for the longest
                                                time period. Invests primarily
                                                in bonds and other debt
                                                obligations.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
CR3             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    AEFC, investment adviser.
                Capital Resource Fund           primarily in U.S. common stocks and other
                                                securities convertible into common stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
CM3             AXP(R) Variable Portfolio -     Objective: maximum current income           AEFC, investment adviser.
                Cash Management Fund            consistent with liquidity and stability
                                                of principal. Invests primarily in money
                                                market securities.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
DE3             AXP(R) Variable Portfolio -     Objective: a high level of current income   AEFC, investment adviser.
                Diversified Equity Income Fund  and, as a secondary goal, steady growth of capital. Invests primarily in
                                                dividend-paying common and preferred
                                                stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
EM3             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        AEFC, investment adviser;
                Emerging Markets Fund           Invests primarily in equity securities of   American Express Asset
                                                companies in emerging market countries.     Management International, Inc.,
                                                                                            a wholly-owned subsidiary of
                                                                                            AEFC, is the sub-adviser.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
ES3             AXP(R) Variable Portfolio -     Objective: growth of capital. Invests       AEFC, investment adviser.
                Equity Select Fund              primarily in equity securities of
                                                medium-sized companies.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
EI3             AXP(R) Variable Portfolio -     Objective: high current income, with        AEFC, investment adviser.
                Extra Income Fund               capital growth as a secondary objective.
                                                Invests primarily in high-yielding,
                                                high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
FI3             AXP(R) Variable Portfolio -     Objective: a high level of current income   AEFC, investment adviser.
                Federal Income Fund             and safety of principal consistent with
                                                an investment in U.S. government and
                                                government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
GB3             AXP(R) Variable Portfolio -     Objective: high total return through        AEFC, investment adviser.
                Global Bond Fund                income and growth of capital.
                                                Non-diversified mutual fund that invests
                                                primarily in debt obligations of U.S. and
                                                foreign issuers.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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10 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
GR3             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        AEFC, investment adviser.
                Growth Fund                     Invests primarily in common stocks and
                                                securities convertible into
                                                common stocks that appear to
                                                offer growth opportunities.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
IE3             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    AEFC, investment adviser.
                International Fund              primarily in common stocks or convertible   American Express Asset
                                                securities of foreign issuers that offer    Management International, Inc.,
                                                strong growth potential.                    a wholly-owned subsidiary of
                                                                                            AEFC, is the sub-adviser.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
MF3             AXP(R) Variable Portfolio -     Objective: maximum total investment         AEFC, investment adviser.
                Managed Fund                    return through a combination of capital
                                                growth and current income.
                                                Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
ND3             AXP(R) Variable Portfolio -     Objective: long-term growth of capital.     AEFC, investment adviser.
                New Dimensions Fund(R)          Invests primarily in common stocks
                                                showing potential for significant growth.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
SV3             AXP(R) Variable Portfolio -     Objective: long-term capital                AEFC, investment adviser; Royce
                Partners Small Cap Value Fund   appreciation. Non-diversified fund that     & Associates, LLC and EQSF
                                                invests primarily in equity securities.     Advisers, Inc., sub-advisers.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
IV3             AXP(R) Variable Portfolio -     Objective: long-term capital                AEFC, investment adviser.
                S&P 500 Index Fund              appreciation. Non-diversified fund that
                                                invests primarily in securities
                                                that are expected to provide
                                                investment results that
                                                correspond to the performance of
                                                the S&P 500 Index.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
SC3             AXP(R) Variable Portfolio -     Objective: long-term capital growth.        AEFC, investment adviser;
                Small Cap Advantage Fund        Invests primarily in equity stocks of       Kenwood Capital Management LLC,
                                                small companies that are often included     sub-adviser.
                                                in the Russell 2000 Index and/or have
                                                market capitalization under $2 billion.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
ST3             AXP(R) Variable Portfolio -     Objective: current income and growth of     AEFC, investment adviser.
                Stock Fund                      capital. Invests primarily in common
                                                stocks and securities convertible into
                                                common stock.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
SA3             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    AEFC, investment adviser.
                Strategy Aggressive Fund        primarily in equity securities of growth
                                                companies.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AC             AIM V.I. Capital Appreciation   Objective: growth of capital. Invests       A I M Advisors, Inc.
                Fund, Series II                 principally in common stocks of companies
                                                likely to benefit from new or
                                                innovative products, services or
                                                processes as well as those with
                                                above-average growth and
                                                excellent prospects for future
                                                growth.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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11 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AD             AIM V.I. Capital Development    Objective: long term growth of capital.     A I M Advisors, Inc.
                Fund, Series II                 Invests primarily in securities
                                                (including common stocks, convertible
                                                securities and bonds) of small- and
                                                medium-sized companies.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AB             Alliance VP AllianceBernstein   Objective: long-term growth of capital.     Alliance Capital Management, L.P.
                International Value Portfolio   Invests primarily in a diversified
                (Class B)                       portfolio of foreign equity securities.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AL             Alliance VP Growth and Income   Objective: reasonable current income and    Alliance Capital Management, L.P.
                Portfolio (Class B)             reasonable appreciation. Invests
                                                primarily in dividend-paying common
                                                stocks of good quality.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AI             American Century(R) VP          Objective: long term capital growth.        American Century Investment
                International, Class II         Invests primarily in stocks of growing      Management, Inc.
                                                foreign companies in developed countries.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AV             American Century(R) VP Value,   Objective: long-term capital growth, with   American Century Investment
                Class II                        income as a secondary objective. Invests    Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at
                                                the time of purchase.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3SR             Calvert Variable Series Inc.    Objective: income and capital growth.       Calvert Asset Management
                Social Balanced Portfolio       Invests primarily in stocks, bonds and      Company, Inc. (CAMCO),
                                                money market instruments which offer        investment adviser. SSgA Funds
                                                income and capital growth opportunity and   Management, Inc. and Brown
                                                which satisfy the investment and social     Capital Management are the
                                                criteria.                                   investment subadvisers.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3CG             Evergreen VA Capital Growth     Objective: long-term capital growth. The    Evergreen Investment Management
                Fund, Class L Shares            fund seeks to achieve its goal by           Company, LLC. Pilgrim Baxter
                                                investing primarily in common stocks of     Value Investors, Inc. is the
                                                large U.S. companies, which the portfolio   sub-investment adviser.
                                                managers believe have the potential for
                                                capital growth over the intermediate- and
                                                long-term.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3FG             Fidelity VIP Growth & Income    Strategy: high total return through a       Fidelity Management & Research
                Portfolio (Service Class 2)     combination of current income and capital   Company (FMR), investment
                                                appreciation. Normally invests a
                                                majority manager; FMR U.K. and
                                                FMR Far of assets in common
                                                stocks with a focus East,
                                                sub-investment advisers. on
                                                those that pay current dividends
                                                and show potential for capital
                                                appreciation.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3FM             Fidelity VIP Mid Cap            Strategy: long-term growth of capital.      FMR, investment manager; FMR
                Portfolio (Service Class 2)     Normally invests at least 80% of assets     U.K. and FMR Far East,
                                                in securities of companies with medium      sub-investment advisers.
                                                market capitalization common stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3FO             Fidelity VIP Overseas           Strategy: long-term growth of capital.      FMR, investment manager; FMR
                Portfolio (Service Class 2)     Invests primarily in common stocks of       U.K., FMR Far East, Fidelity
                                                foreign securities.                         International Investment
                                                                                            Advisors (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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12 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3RE             FTVIPT Franklin Real Estate     Objective: capital appreciation with a      Franklin Advisers, Inc.
                Fund - Class 2                  secondary goal to earn current income.
                                                Invests at least 80% of its net
                                                assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests, primarily in equity
                                                real estate investment trusts
                                                (REITs).
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3SI             FTVIPT Franklin Small Cap       Objective: long-term total return.          Franklin Advisory Services, LLC
                Value Securities Fund - Class   Invests at least 80% of its net assets in
                2                               investments of small capitalization
                                                companies. For this fund, small
                                                capitalization companies are
                                                those that have a market cap not
                                                exceeding $2.5 billion, at the
                                                time of purchase. Invests
                                                primarily in equity securities
                                                of companies the manager
                                                believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3MS             FTVIPT Mutual Shares            Objective: capital appreciation with        Franklin Mutual Advisers, LLC
                Securities Fund - Class 2       income as a secondary goal. Invests
                                                primarily in equity securities
                                                of companies that the manager
                                                believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3UE             Goldman Sachs VIT CORE(SM)      Objective: seeks long-term growth of        Goldman Sachs Asset Management
                U.S. Equity Fund                capital and dividend income. Invests,
                                                under normal circumstances, at
                                                least 90% of its total assets
                                                (not including securities
                                                lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase in
                                                a broadly diversified portfolio
                                                of large-cap and blue chip
                                                equity investments representing
                                                all major sectors of the U.S.
                                                economy.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3MC             Goldman Sachs VIT Mid Cap       Objective: seeks long-term capital          Goldman Sachs Asset Management
                Value Fund                      appreciation. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments
                                                in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value Index at the time of
                                                investment.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3ID             INVESCO VIF - Dynamics Fund     Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                                                Invests primarily in common stocks of
                                                mid-sized companies -- companies included
                                                in the Russell Mid-Cap Growth Index at
                                                the time of purchase, or if not included
                                                in that Index, those with market
                                                capitalizations between $2.5 billion and
                                                $15 billion at the time of purchase. The
                                                Fund also has the flexibility to invest
                                                in other types of securities, including
                                                preferred stocks, convertible securities
                                                and bonds.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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13 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3FS             INVESCO VIF - Financial         Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                Services Fund                   Aggressively managed. Invests at least
                                                80% of its assets in the equity
                                                securities and equity related
                                                instruments of companies
                                                involved in the financial
                                                services sector. These companies
                                                include, but are not limited to,
                                                banks, insurance companies, and
                                                investment and miscellaneous
                                                industries (asset managers,
                                                brokerage firms, and
                                                government-sponsored agencies
                                                and suppliers to financial
                                                services companies).
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3TC             INVESCO VIF - Technology Fund   Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                                                The Fund is aggressively managed. Invests
                                                at least 80% of its assets in equity
                                                securities and equity related instruments
                                                of companies engaged in
                                                technology-related industries. These
                                                include, but are not limited to, applied
                                                technology, biotechnology,
                                                communications, computers, electronics,
                                                Internet, IT services and consulting,
                                                software, telecommunications equipment
                                                and services, IT infrastructure, and
                                                networking companies. Many of these
                                                products and services are subject to
                                                rapid obsolescence, which may lower the
                                                market value of securities of the
                                                companies in this sector.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3TL             INVESCO VIF -                   Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                Telecommunications Fund         Current income is a secondary objective.
                                                The Fund is aggressively
                                                managed. Invests primarily in
                                                equity securities of companies
                                                involved in the design,
                                                development, manufacture,
                                                distribution or sale of
                                                communications services and
                                                equipment, and companies that
                                                are involved in supplying
                                                equipment or services to such
                                                companies. The
                                                telecommunications sector
                                                includes companies that offer
                                                telephone services, wireless
                                                communications, satellite
                                                communications, television and
                                                movie programming, broadcasting
                                                and Internet access.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3GT             Janus Aspen Series Global       Objective: long-term growth of capital.     Janus Capital
                Technology Portfolio: Service   Non-diversified mutual fund that invests,
                Shares                          under normal circumstances, at least 80%
                                                of its net assets in securities
                                                of companies that the portfolio
                                                manager believes will benefit
                                                significantly from advances or
                                                improvements in technology. It
                                                implements this policy by
                                                investing primarily in equity
                                                securities of U.S. and foreign
                                                companies selected for their
                                                growth potential.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3IG             Janus Aspen Series              Objective: long-term growth of capital.     Janus Capital
                International Growth            Invests, under normal circumstances, at
                Portfolio: Service Shares       least 80% of its net assets in securities
                                                of issuers from at least five
                                                different countries, excluding
                                                the United States. Although the
                                                Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3IP             Lazard Retirement               Objective: long-term capital                Lazard Asset Management
                International Equity Portfolio  appreciation. Invests primarily in equity securities, principally common
                                                stocks of relatively large
                                                non-U.S. companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3MG             MFS(R) Investors Growth Stock   Objective: long-term growth of capital      MFS Investment Management(R)
                Series - Service Class          and future income. Invests at least 80%
                                                of its total assets in common
                                                stocks and related securities of
                                                companies which MFS believes
                                                offer better than average
                                                prospects for long-term growth.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3MD             MFS(R) New Discovery Series -   Objective: capital appreciation. Invests    MFS Investment Management(R)
                Service Class                   primarily in equity securities of
                                                emerging growth companies.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3UT             MFS(R) Utilities Series -       Objective: capital growth and current       MFS Investment Management(R)
                Service Class                   income. Invests primarily in equity and
                                                debt securities of domestic and foreign
                                                companies in the utilities industry.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3PE             Pioneer Equity Income VCT       Objective: current income and long-term     Pioneer
                Portfolio - Class II Shares     growth of capital from a portfolio
                                                consisting primarily of income
                                                producing equity securities of
                                                U.S. corporations. Invests
                                                primarily in common stocks,
                                                preferred stocks and interests
                                                in real estate investment trusts
                                                (REITs). Normally, the portfolio
                                                invests at least 80% of its
                                                total assets in income producing
                                                equity securities. The remainder
                                                of the portfolio may be invested
                                                in debt securities, most of
                                                which are expected to be
                                                convertible into common stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



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




--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3EU             Pioneer Europe VCT Portfolio    Objective: long-term growth of capital.     Pioneer
                - Class II Shares               Invests primarily in equity securities of
                                                European issuers including
                                                common stocks, preferred stocks,
                                                rights, depositary receipts,
                                                warrants and debt securities
                                                convertible into common stock.
                                                Normally, the portfolio invests
                                                80% of its total assets in
                                                equity securities of European
                                                issuers. The portfolio may also
                                                purchase forward foreign
                                                currency contracts in connection
                                                with its investments.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3HS             Putnam VT Health Sciences       Objective: capital appreciation. The fund   Putnam Investment Management, LLC
                Fund - Class IB Shares          seeks its goal by investing at least 80%
                                                of its net assets in common stocks of
                                                U.S. companies in the health sciences
                                                industries, with a focus on growth stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3PI             Putnam VT International         Objective: capital appreciation. The fund   Putnam Investment Management, LLC
                Growth Fund - Class IB Shares   seeks its goal by investing mainly in
                                                common stocks outside the United States.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3VS             Putnam VT Vista Fund - Class    Objective: capital appreciation. The fund   Putnam Investment Management, LLC
                IB Shares                       seeks its goal by investing mainly in
                                                common stocks of U.S. companies with a
                                                focus on growth stocks.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3SO             Strong Opportunity Fund II -    Objective: seeks capital growth. Invests    Strong Capital Management, Inc.
                Advisor Class                   primarily in common stocks of medium
                                                capitalization companies that
                                                the Fund's managers believe are
                                                underpriced, yet have attractive
                                                growth prospects.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3IT             Wanger International Small Cap  Objective: long-term growth of capital.     Liberty Wanger Asset Management,
                                                Invests primarily in stocks of small- and   L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3SP             Wanger U.S. Smaller Companies   Objective: long-term growth of capital.     Liberty Wanger Asset Management,
                                                Invests primarily in stocks of small- and   L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less than $5 billion.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3AA             Wells Fargo VT Asset            Objective: long-term total return,          Wells Fargo Funds Management,
                Allocation Fund                 consistent with reasonable risk. Invests    LLC, adviser; Wells Capital
                                                primarily in the securities of various      Management Incorporated,
                                                indexes to replicate the total return of    sub-adviser.
                                                the index. We use an asset allocation
                                                model to allocate and reallocate assets
                                                among common stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers 20+
                                                Treasury Index) and money market
                                                instruments, operating from a target
                                                allocation of 60% stocks and 40% bonds.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



--------------------------------------------------------------------------------
16 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS





--------------- ------------------------------- ------------------------------------------- ----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies          Investment Adviser
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3WI             Wells Fargo VT International    Objective: total return with an emphasis    Wells Fargo Funds Management,
                Equity Fund                     on capital appreciation over the            LLC, adviser; Wells Capital
                                                long-term. Invests primarily in
                                                equity Management Incorporated,
                                                securities of non-U.S.
                                                companies. sub-adviser.
--------------- ------------------------------- ------------------------------------------- ----------------------------------
--------------- ------------------------------- ------------------------------------------- ----------------------------------
3SG             Wells Fargo VT Small Cap        Objective: long-term capital                Wells Fargo Funds Management,
                Growth Fund                     appreciation. Invests primarily in common   LLC, adviser; Wells Capital
                                                stocks issued by companies whose market     Management Incorporated,
                                                capitalization falls within the range of    sub-adviser.
                                                the Russell 2000 Index, which is
                                                considered a small capitalization index.
--------------- ------------------------------- ------------------------------------------- ----------------------------------



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------
17 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o   the optional Maximum Anniversary Value Death Benefit Rider*;

o   the optional Enhanced Earnings Death Benefit Rider*;

o   the optional Enhanced Earnings Plus Death Benefit Rider*;

o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments; and

o   a beneficiary.


* You may select any one of the following: MAV, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59-1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2; or

o or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70-1/2).

--------------------------------------------------------------------------------
18 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments(1)
    For employees/advisors
       If paying by installments under a scheduled payment plan:
          $23.08 biweekly, or
          $50 per month

       If paying by any other method:
          $1,000 initial payment for qualified annuities
          $2,000 initial payment for nonqualified annuities
          $50 for any additional payments

    For other individuals:
          $1 million

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments(2)
    For employees/advisors
       For the first year:
          $2,000,000 for issue ages up to 85
          $100,000 for issue ages 86 to 90

       For each subsequent year:
          $100,000 for issue ages up to 85
          $50,000 for issue ages 86 to 90

    For other individuals
       For the first year:
          $2,000,000 for issue ages up to 85
          $1,000,000 for issue ages 86 to 90

       For each subsequent year:
          $100,000

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

--------------------------------------------------------------------------------
19 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

For employees/advisors only

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o   a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

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20 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25%(2) of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59-1/2 (fee waived in case of death or disability).


Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.

(2)  For contracts purchased before May 1, 2003, the MAV fee is 0.15%.


--------------------------------------------------------------------------------
21 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o   plus interest credited;

o   minus the sum of amounts surrendered and amounts transferred out;

o   minus any prorated contract administrative charge;

o minus any prorated portion of the MAV Death Benefit Rider fee (if applicable);

o   minus any prorated portion of the EEB fee (if applicable); and

o   minus any prorated portion of the EEP fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or an applicable charge for optional benefits.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial surrenders;

o   a prorated portion of the contract administrative charge;

o   a prorated portion of the MAV Death Benefit Rider fee (if selected);

o   a prorated portion of the EEB fee (if selected); and

o   a prorated portion of the EEP fee (if selected).

Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o   mortality and expense risk fees.

--------------------------------------------------------------------------------
22 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                        Number
By investing an equal number               Amount    Accumulation      of units
of dollars each month ...         Month   invested     unit value     purchased

                                   Jan      $100          $20            5.00
you automatically buy              Feb       100           18            5.56
more units when the                Mar       100           17            5.88
per unit market price is low ...   Apr       100           15            6.67
                                   May       100           16            6.25
                                   Jun       100           18            5.56
and fewer units                    Jul       100           17            5.88
when the per unit                  Aug       100           19            5.26
market price is high.              Sept      100           21            4.76
                                   Oct       100           20            5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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23 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance

Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider (MAV Death Benefit) Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges -- Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    -- the NYSE is closed, except for normal holiday and weekend closings;

    -- trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

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TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59-1/2;

    -- you are disabled as defined in the Code;

    -- you separated from the service of the employer who purchased the contract; or

    -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders =

                                     PS x DB
                                     -------
                                       CV

          PS = the partial surrender.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when the owner and annuitant are age 80 or younger

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2009 as follows:


    The contract value on the most recent
    sixth contract anniversary:                                       $30,000

    plus purchase payments made since that anniversary:                    +0
    minus adjusted partial surrenders taken since that anniversary calculated as:

     ($1,500 x $30,000) =                                              -1,607
     ------------------                                              --------
           $28,000

    for a death benefit of:                                           $28,393

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

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Qualified annuities

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70-1/2. If the annuitant attained age 70-1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70-1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70-1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o  payouts begin no later than one year following the year of your death;
       and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.


On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


Example

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:


The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

    Greatest of your contract anniversary contract values:            $24,000

    plus purchase payments made since that anniversary:                    +0
    minus adjusted partial surrenders, calculated as:

     ($1,500 x $24,000) =                                              -1,636
     -------------------                                              -------
           $22,000

    for a death benefit of:                                           $22,364

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Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70-1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

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Earnings at death for the EEB and EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

    o the standard death benefit or the MAV death benefit, if applicable (the "death benefit amount")

    o  minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

    o  minus the greater of:

       o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

       o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

    o plus any purchase payments made on or after the rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

    o  the greater of:

       o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

       o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

    o plus any purchase payments made on or after the rider effective date not previously surrendered that are one or more years old.


Terminating the EEB

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


Example of the Enhanced Earnings Death Benefit

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


    MAV death benefit (contract value):                              $110,000

    plus the EEB benefit which equals 40% of earnings
       at death (MAV death benefit minus payments not
       previously surrendered):
       0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                    ---------
    Total death benefit of:                                          $114,000


o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


    MAV death benefit (MAV):                                         $110,000

    plus the EEB benefit (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                    ---------
    Total death benefit of:                                          $114,000

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o   On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


    MAV death benefit (MAV adjusted for partial surrenders):

    $110,000 - ($50,000 x $110,000) =                                 $57,619
               --------------------
                     $105,000

    plus the EEB benefit (40% of earnings at death):

       0.40 x ($57,619 - $55,000) =                                    +1,048
                                                                     --------
    Total death benefit of:                                           $58,667


o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:


    MAV death benefit (contract value):                              $200,000

    plus the EEB (40% of earnings at death, up to a
       maximum of 100% of purchase payments not previously
       surrendered that are one or more years old)
       .40 x 2.50 x ($55,000) =                                       +55,000
                                                                    ---------
    Total death benefit of:                                          $255,000


o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:


    MAV death benefit (contract value):                              $250,000

    plus the EEB (40% of earnings at death, up to a
       maximum of 100% of purchase payments not previously
       surrendered that are one or more years old)
       .40 x 2.50 x ($55,000) =                                       +55,000
                                                                    ---------
    Total death benefit of:                                          $305,000


o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:


    MAV death benefit (contract value):                              $250,000

    plus the EEB benefit which equals 40% of earnings
       at death (the standard death benefit minus payments not
       previously surrendered):
       0.40 x ($250,000 - $105,000) =                                 +58,000
                                                                    ---------
    Total death benefit of:                                          $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

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


ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)


The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                     Percentage if you and the annuitant are                Percentage if you or the annuitant are
Contract year       under age 70 on the rider effective date                70 or older on the rider effective date

One and Two                            0%                                                       0%
Three and Four                        10%                                                    3.75%
Five or more                          20%                                                     7.5%


Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit, if applicable PLUS


                   If you and the annuitant are under age 70                 If you or the annuitant are age 70
Contract year         on the rider effective date, add...                or older on the rider effective date, add...

1                  Zero                                                  Zero

2                  40% x earnings at death (see above)                   15% x earnings at death


3 & 4              40% x (earnings at death + 10%                        15% x (earnings at death + 3.75%
                   of exchange purchase payment*)                        of exchange purchase payment*)

5+                 40% x (earnings at death + 20%                        15% x (earnings at death + 7.5%
                   of exchange purchase payment*)                        of exchange purchase payment*)



* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Terminating the EEP

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


o   The rider will terminate in the case of an ownership change.

o The rider will terminate in the case of spousal continuation if the new owner is age 76 or older.


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



Example of the Enhanced Earnings Plus Death Benefit

o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:


    MAV death benefit (contract value):                              $110,000

    plus the EEP Part I benefit which equals 40% of earnings
       at death (the MAV death benefit minus purchase payments
       not previously surrendered):
       0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                    ---------
    Total death benefit of:                                          $114,000


o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


    MAV death benefit (MAV):                                         $110,000

    plus the EEP Part I benefit (40% of earnings at death):

       0.40 x ($110,000 - $100,000) =                                  +4,000

    plus the EEP Part II which in the third contract year
       equals 10% of exchange purchase payments identified at
       issue and not previously surrendered:
       0.10 x $100,000 =                                              +10,000
                                                                    ---------
    Total death benefit of:                                          $124,000


o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


    MAV death benefit (MAV adjusted for partial surrenders):

    $110,000 - ($50,000 x $110,000) =                                 $57,619
               --------------------
                     $105,000

    plus the EEP Part I benefit (40% of earnings at death):

       0.40 x ($57,619 - $55,000) =                                    +1,048

    plus the EEP Part II which in the third contract year
       equals 10% of exchange purchase payments identified at
       issue and not previously surrendered:
       0.10 x $55,000 =                                                +5,500
                                                                    ---------
    Total death benefit of:                                           $64,167


o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


    MAV death benefit (contract value):                              $200,000

    plus the EEP Part I (40% of earnings at death, up to a
       maximum of 100% of purchase payments not previously
       surrendered that are one or more years old)
       .40 x (2.50 x $55,000) =                                       +55,000

    plus the EEP Part II which after the fourth contract
       year equals 20% of exchange purchase payments identified
       at issue and not previously surrendered: 0.20 x $55,000 =      +11,000
                                                                    ---------
    Total death benefit of:                                          $266,000

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



o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2012 equals:


    MAV death benefit (contract value):                              $250,000

    plus the EEP Part I (40% of earnings at death, up to a
       maximum of 100% of purchase payments not previously
       surrendered that are one or more years old)
       .40 x (2.50 x $55,000) =                                       +55,000

    plus the EEP Part II, which after the fourth contract year equals 20%
       of exchange purchase payments identified at issue
       and not previously surrendered: 0.20 x $55,000 =               +11,000
                                                                    ---------
    Total death benefit of:                                          $316,000


o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:


    MAV death benefit (contract value):                              $250,000

    plus the EEP Part I benefit which equals 40% of earnings
       at death (the MAV death benefit minus payments not
       previously surrendered):
       0.40 x ($250,000 - $105,000) =                                 +58,000

    plus the EEP Part II, which after the fourth contract
       year equals 20% of exchange purchase payments identified
       at issue and not previously surrendered: 0.20 x $55,000 =      +11,000
                                                                    ---------
    Total death benefit of:                                          $319,000


If your spouse is sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contracts that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

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


The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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


Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59-1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59-1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

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


Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59-1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59-1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59-1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

--------------------------------------------------------------------------------
39 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

--------------------------------------------------------------------------------
40 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than ____ supervisory offices, more than ______ branch offices and more than _______ advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS


To be filed by Amendment.


--------------------------------------------------------------------------------
41 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

Table of Contents of the Statement of Additional Information

Performance Information                              p.
Calculating Annuity Payouts                          p.
Rating Agencies                                      p.
Principal Underwriter                                p.
Independent Auditors                                 p.
Financial Statements                                 p.

--------------------------------------------------------------------------------
42 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
      BAND 3 -- PROSPECTUS

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


                                                               S-6407 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                          IDS LIFE VARIABLE ACCOUNT 10


                                   MAY 1, 2003



IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents
Performance Information............................p.
Calculating Annuity Payouts........................p.
Rating Agencies....................................p.
Principal Underwriter..............................p.
Independent Auditors...............................p.
Financial Statements

Performance Information
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.


AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

              P(1+T)(to the power of n) = ERV

where:       P  =  a hypothetical initial payment of $1,000
             T  =  average annual total return
             n  =  number of years
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
1CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)(b)

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton International
               Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)(4.50%)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund
              (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
1CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING
DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS FOR PERIODS ENDING DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
1CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)
              CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
1GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)
1MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE
SCHEDULE FOR PERIODS ENDING DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
1CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton International
               Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE
SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE
SCHEDULE FOR PERIODS ENDING DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
1CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE
SCHEDULE FOR PERIODS ENDING DEC. 31, 2002
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                      OF THE FUND
                                                                             SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS COMMENCEMENT

            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                           PERFORMANCE
                                                         OF THE SUBACCOUNT                        OF THE FUND
                                                                   SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR  COMMENCEMENT       1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1           Bond Fund (9/99; 10/81)
CR1           Capital Resource Fund (9/99; 10/81)
CM1           Cash Management Fund (9/99; 10/81)
DE1           Diversified Equity Income Fund
              (9/99; 9/99)
EM1           Emerging Markets Fund (5/00; 5/00)
ES1           Equity Select Fund (5/01; 5/01)
EI1           Extra Income Fund (9/99; 5/96)
FI1           Federal Income Fund (9/99; 9/99)
GB1           Global Bond Fund (9/99; 5/96)
GR1           Growth Fund (9/99; 9/99)
IE1           International Fund (9/99; 1/92)
MF1           Managed Fund (9/99; 4/86)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV1           S&P 500 Index Fund (5/00; 5/00)
SC1           Small Cap Advantage Fund (9/99; 9/99)
SA1           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
1CA           Capital Appreciation Fund,
              Series I (9/99; 5/93)
1CD           Capital Development Fund,
              Series I (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
1IF           VP International (9/99; 5/94)
1VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
1GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
1MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
1OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
1IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

                                       19

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE
PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                            PERFORMANCE                         PERFORMANCE
                                                         OF THE SUBACCOUNT                      OF THE FUND
                                                                  SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                              1 YEAR  COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
1MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
1AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
1GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)

            WANGER
1IT           International Small Cap (9/99; 5/95)
1SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(m)
1WI           International Equity Fund (5/01; 7/00)
1SG           Small Cap Growth Fund (5/01; 5/95)(n)


(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE
TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                           PERFORMANCE
                                                         OF THE SUBACCOUNT                        OF THE FUND
                                                                     SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund
              - Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE
TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR  COMMENCEMENT       1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund
              (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio:
              Service Shares(5/00; 1/00)(j)
2IG           International Growth Portfolio:
              Service Shares(5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE
SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                     SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER AND THE
SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                     SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio: Service
              Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(j)
2IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge,a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING
DEC. 31, 2002
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                     SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio (Service Class)
              (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)

                                       28

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV BENEFIT RIDER FOR PERIODS ENDING
DEC. 31, 2002
                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                     SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series - Service
              Class (5/00; 5/99)(k)
2MD           New Discovery Series - Service Class
              (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund - Class IB Shares
              (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

VERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(b)
BD2           Bond Fund (9/99; 10/81)
CR2           Capital Resource Fund (9/99; 10/81)
CM2           Cash Management Fund (9/99; 10/81)
DE2           Diversified Equity Income Fund
              (9/99; 9/99)
EM2           Emerging Markets Fund (5/00; 5/00)
ES2           Equity Select Fund (5/01; 5/01)
EI2           Extra Income Fund (9/99; 5/96)
FI2           Federal Income Fund (9/99; 9/99)
GB2           Global Bond Fund (9/99; 5/96)
GR2           Growth Fund (9/99; 9/99)
IE2           International Fund (9/99; 1/92)
MF2           Managed Fund (9/99; 4/86)
ND2           NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV2           S&P 500 Index Fund (5/00; 5/00)
SC2           Small Cap Advantage Fund (9/99; 9/99)
SA2           Strategy Aggressive Fund (9/99; 1/92)

            AIM V.I.
2CA           Capital Appreciation Fund, Series I
              (9/99; 5/93)
2CD           Capital Development Fund, Series I
              (9/99; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,
            INC.
2IF           VP International (9/99; 5/94)
2VA           VP Value (9/99; 5/96)

            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)

            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)

            FIDELITY VIP
2GI           Growth & Income Portfolio
              (Service Class) (9/99; 12/96)(e)
2MP           Mid Cap Portfolio (Service Class)
              (9/99; 12/98)(e)
2OS           Overseas Portfolio (Service Class)
              (9/99; 1/87)(e)

            FTVIPT
2RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(f)
2SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
2IS           Templeton International Smaller Companies
              Fund - Class 2 (9/99; 5/96)(f)

VERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                      SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT     1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund
              (9/99; 2/98)(h)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
2MC           Mid Cap Value Fund (9/99; 5/98)

            JANUS ASPEN SERIES
2AG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(i)
2GT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(j)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio
              (9/99; 9/98)

            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(k)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/99; 1/97)(l)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(l)

            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)

            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)

            WANGER
2IT           International Small Cap (9/99; 5/95)
2SP           U.S. Smaller Companies (9/99; 5/95)
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(m)
2WI           International Equity Fund (5/01; 7/00)
2SG           Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

Notes to performance tables
[to be filed by Amendment.]

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                ERV - P
                -------
                   P

where:      P  =  a hypothetical initial payment of $1,000
          ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.



Annualized Yield Based on the Seven-Day Period Ended Dec. 31, 2002
Subaccount  Investing In:                                             Simple Yield   Compound Yield
CM1         AXP(R) Variable Portfolio - Cash Management Fund                %               %
CM2         AXP(R) Variable Portfolio - Cash Management Fund

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

      YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                  -----
                    cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.



Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002

Subaccount   Investing in:                                        Yield
BD1          AXP(R) Variable Portfolio - Bond Fund                   %
BD2          AXP(R) Variable Portfolio - Bond Fund
EI1          AXP(R) Variable Portfolio - Extra Income Fund
EI2          AXP(R) Variable Portfolio - Extra Income Fund
FI1          AXP(R) Variable Portfolio - Federal Income Fund
FI2          AXP(R) Variable Portfolio - Federal Income Fund
GB1          AXP(R) Variable Portfolio - Global Bond Fund
GB2          AXP(R) Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best          www.ambest.com

Fitch              www.fitchratings.com

Moody's            www.moodys.com/insurance


A.M. Best -- Rates insurance companies for their financial strength.

Fitch  (formerly  Duff  &  Phelps)  --  Rates  insurance   companies  for  their
claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Principal Underwriter


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 20__: $__________; 20__: $__________; and 20__:
$___________. IDS Life retains no underwriting commission from the sale of the contract.



Independent Auditors
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.



Financial Statements
[To be filed by Amendment]

                                                        S-6467-20 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       AMERICAN EXPRESS RETIREMENT ADVISOR

                           VARIABLE ANNUITY(R)- BAND 3

                          IDS LIFE VARIABLE ACCOUNT 10


                                   MAY 1, 2003


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3
   IDS LIFE VARIABLE ACCOUNT 10

TABLE OF CONTENTS


Performance Information                                            p.
Calculating Annuity Payouts                                        p.
Rating Agencies                                                    p.
Principal Underwriter                                              p.
Independent Auditors                                               p.
Financial Statements                                               p.

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1 + T)TO THE POWER OF n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                             PERFORMANCE                            PERFORMANCE
                                                          OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3          Blue Chip Advantage Fund (9/99; 9/99)(b)
BD3          Bond Fund (9/99; 10/81)
CR3          Capital Resource Fund (9/99; 10/81)
CM3          Cash Management Fund (9/99; 10/81)
DE3          Diversified Equity Income Fund
             (9/99; 9/99)
EM3          Emerging Markets Fund (5/00; 5/00)
ES3          Equity Select Fund (5/01; 5/01)
EI3          Extra Income Fund (9/99; 5/96)
FI3          Federal Income Fund (9/99; 9/99)
GB3          Global Bond Fund (9/99; 5/96)
GR3          Growth Fund (9/99; 9/99)
IE3          International Fund (9/99; 1/92)
MF3          Managed Fund (9/99; 4/86)
ND3          NEW DIMENSIONS FUND(R)(9/99; 5/96)
IV3          S&P 500 Index Fund (5/00; 5/00)
SC3          Small Cap Advantage Fund (9/99; 9/99)
SA3          Strategy Aggressive Fund (9/99; 1/92)
            AIM V.I.
3CA          Capital Appreciation Fund, Series I
             (9/99; 5/93)
3CD          Capital Development Fund, Series I
             (9/99; 5/98)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF          VP International (9/99; 5/94)
3VA          VP Value (9/99; 5/96)
            CALVERT VARIABLE SERIES, INC.
3SR          Social Balanced Portfolio (5/00; 9/86)
            CREDIT SUISSE TRUST -
3EG          Emerging Growth Portfolio (9/99; 9/99)
            FIDELITY VIP
3GI          Growth & Income Portfolio (Service Class)
             (9/99; 12/96)(e)
3MP          Mid Cap Portfolio (Service Class)
             (9/99; 12/98)(e)
3OS          Overseas Portfolio (Service Class)
             (9/99; 1/87)(e)
            FTVIPT
3RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(f)
3SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/99; 5/98)(f)
             (previously FTVIPT Franklin Value
             Securities Fund - Class 2)
3TF          Templeton Foreign Securities Fund -
             Class 2) (3/02;  5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
3IS          Templeton International Smaller Companies
             Fund - Class 2 (9/99; 5/96)(f)

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEB DEATH BENEFIT
RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                            PERFORMANCE                            PERFORMANCE
                                                         OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
3SE          CORE(SM) Small Cap Equity Fund
             (9/99; 2/98)(h)
3UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
3MC          Mid Cap Value Fund (9/99; 5/98)
            JANUS ASPEN SERIES
3AG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(i)
3GT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(j)
3IG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(i)
            LAZARD RETIREMENT SERIES
3IP          International Equity Portfolio
             (9/99; 9/98)
            MFS(R)
3MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(k)
3MD          New Discovery Series -
             Service Class (5/00; 5/98)(k)
            PUTNAM VARIABLE TRUST
3IN          Putnam VT International New Opportunities
             Fund - Class IB Shares (9/99; 1/97)(l)
3VS          Putnam VT Vista Fund -
             Class IB Shares (9/99; 1/97)(l)
            ROYCE CAPITAL FUND
3MI          Micro-Cap Portfolio (9/99; 12/96)
            THIRD AVENUE
3SV          Value Portfolio (9/99; 9/99)
            WANGER
3IT          International Small Cap (9/99; 5/95)
3SP          U.S. Smaller Companies (9/99; 5/95)
             (previously Wanger U.S. Small Cap)
            WELLS FARGO VT
3AA          Asset Allocation Fund (5/01; 4/94)(m)
3WI          International Equity Fund (5/01; 7/00)
3SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, 0.15% annual MAV fee, 0.30% annual EEB fee and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2002
                                                             PERFORMANCE                            PERFORMANCE
                                                          OF THE SUBACCOUNT                         OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3          Blue Chip Advantage Fund (9/99; 9/99)(b)
BD3          Bond Fund (9/99; 10/81)
CR3          Capital Resource Fund (9/99; 10/81)
CM3          Cash Management Fund (9/99; 10/81)
DE3          Diversified Equity Income Fund
             (9/99; 9/99)
EM3          Emerging Markets Fund (5/00; 5/00)
ES3          Equity Select Fund (5/01; 5/01)
EI3          Extra Income Fund (9/99; 5/96)
FI3          Federal Income Fund (9/99; 9/99)
GB3          Global Bond Fund (9/99; 5/96)
GR3          Growth Fund (9/99; 9/99)
IE3          International Fund (9/99; 1/92)
MF3          Managed Fund (9/99; 4/86)
ND3          NEW DIMENSIONS FUND(R) (9/99; 5/96)
IV3          S&P 500 Index Fund (5/00; 5/00)
SC3          Small Cap Advantage Fund (9/99; 9/99)
SA3          Strategy Aggressive Fund (9/99; 1/92)
            AIM V.I.
3CA          Capital Appreciation Fund, Series I
             (9/99; 5/93)
3CD          Capital Development Fund, Series I
             (9/99; 5/98)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF          VP International (9/99; 5/94)
3VA          VP Value (9/99; 5/96)
            CALVERT VARIABLE SERIES, INC.
3SR          Social Balanced Portfolio (5/00; 9/86)
            CREDIT SUISSE TRUST -
3EG          Emerging Growth Portfolio (9/99; 9/99)
            FIDELITY VIP
3GI          Growth & Income Portfolio
             (Service Class) (9/99; 12/96)(e)
3MP          Mid Cap Portfolio (Service Class)
             (9/99; 12/98)(e)
3OS          Overseas Portfolio (Service Class)
             (9/99; 1/87)(e)
            FTVIPT
3RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(f)
3SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/99; 5/98)(f)
             (previously FTVIPT Franklin Value
             Securities Fund - Class 2)
3TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton
             International Securities Fund - Class 2)
3IS          Templeton International Smaller Companies
             Fund - Class 2 (9/99; 5/96)(f)
                                        7

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                            PERFORMANCE                             PERFORMANCE
                                                         OF THE SUBACCOUNT                          OF THE FUND
                                                                    SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                               1 YEAR   COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
3SE          CORE(SM) Small Cap Equity Fund
             (9/99; 2/98)(h)
3UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(h)
3MC          Mid Cap Value Fund (9/99; 5/98)
            JANUS ASPEN SERIES
3AG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(i)
3GT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(j)
3IG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(i)
            LAZARD RETIREMENT SERIES
3IP          International Equity Portfolio
             (9/99; 9/98)
            MFS(R)
3MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(k)
3MD          New Discovery Series -
             Service Class (5/00; 5/98)(k)
            PUTNAM VARIABLE TRUST
3IN          Putnam VT International New Opportunities
             Fund - Class IB Shares (9/99; 1/97)(l)
3VS          Putnam VT Vista Fund -
             Class IB Shares (9/99; 1/97)(l)
            ROYCE CAPITAL FUND
3MI          Micro-Cap Portfolio (9/99; 12/96)
            THIRD AVENUE
3SV          Value Portfolio (9/99; 9/99)
            WANGER
3IT          International Small Cap (9/99; 5/95)
3SP          U.S. Smaller Companies (9/99; 5/95)
             (previously Wanger U.S. Small Cap)
            WELLS FARGO VT
3AA          Asset Allocation Fund (5/01; 4/94)(m)
3WI          International Equity Fund (5/01; 7/00)
3SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to performance tables.

Notes to performance tables
[to be filed by Amendment.]

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P =  a hypothetical initial payment of $1,000
              ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-  any declared dividends,

-  the value of any shares purchased with dividends paid during the period, and

-  any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002
VARIABLE ACCOUNT     INVESTING IN:                                       SIMPLE YIELD     COMPOUND YIELD
CM3                  AXP(R) Variable Portfolio - Cash Management Fund        %                 %


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                     YIELD = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                                -----
                                 cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT       INVESTING IN                                          YIELD
BD3              AXP(R) Variable Portfolio - Bond Fund                  %

EI3              AXP(R) Variable Portfolio - Extra Income Fund

FI3              AXP(R) Variable Portfolio - Federal Income Fund

GB3              AXP(R) Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                        www.ambest.com

Fitch                                            www.fitchratings.com

Moody's                                          www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as
principal underwriter for the variable account has been: 2002:     ;
2001: $      ; and 2000: $       . IDS Life retains no underwriting
commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL STATEMENTS
[To be filed by Amendment.]

                                                             S-6477-20 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)
                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                       ADVISOR SELECT(R) VARIABLE ANNUITY
                          IDS LIFE VARIABLE ACCOUNT 10
                                   MAY 1, 2003


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents


Performance Information                              p.

Calculating Annuity Payouts                          p.

Rating Agencies                                      p.

Principal Underwriter                                p.

Independent Auditors                                 p.

Financial Statements                                 p.


--------------------------------------------------------------------------------
2 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


--------------------------------------------------------------------------------
3 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement

              AXP(R) VARIABLE PORTFOLIO -

BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
4 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
5 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
6 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
7 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement

              FTVIPT
1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
8 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
9 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement

              AXP(R) VARIABLE PORTFOLIO -
BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
10 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
11 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
12 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
13 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
14 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
15 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
16 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
17 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
18 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC1             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD1             Bond Fund (9/99; 10/81)

CR1             Capital Resource Fund (9/99; 10/81)

CM1             Cash Management Fund (9/99; 10/81)

DE1             Diversified Equity Income Fund (9/99; 9/99)

EM1             Emerging Markets Fund (5/00; 5/00)

ES1             Equity Select Fund (5/01; 5/01)

EI1             Extra Income Fund (9/99; 5/96)

FI1             Federal Income Fund (9/99; 9/99)

GB1             Global Bond Fund (9/99; 5/96)

GR1             Growth Fund (9/99; 9/99)

IE1             International Fund (9/99; 1/92)

MF1             Managed Fund (9/99; 4/86)

ND1             New Dimensions Fund(R) (9/99; 5/96)

SV1             Partners Small Cap Value Fund (8/01; 8/01)

IV1             S&P 500 Index Fund (5/00; 5/00)

SC1             Small Cap Advantage Fund (9/99; 9/99)

ST1             Stock Fund (8/01; 8/01)

SA1             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

1AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

1AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

1AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

1AI             VP International, Class II (8/01; 5/94)(h)

1AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

1SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

1CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

1FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

1FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

1FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
19 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

1RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

1SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

1MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

1UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

1MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

1ID             Dynamics Fund (8/01; 8/97)

1FS             Financial Services Fund (8/01; 9/99)

1TC             Technology Fund (8/01; 5/97)

1TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

1GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

1IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

1IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

1MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

1MD             New Discovery Series - Service Class (5/00; 5/98)(n)

1UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

1PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

1EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

1HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

1VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

1SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
20 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

1IT             International Small Cap (9/99; 5/95)

1SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

1AA             Asset Allocation Fund (5/01; 4/94)(t)

1WI             International Equity Fund (5/01; 7/00)

1SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
21 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Period
Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value Portfolio
                (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
22 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
23 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
24 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
25 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2
                (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
26 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
27 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value Portfolio
                (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
28 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
29 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
30 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
31 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
32 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
33 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
34 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
35 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
36 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD2             Bond Fund (9/99; 10/81)

CR2             Capital Resource Fund (9/99; 10/81)

CM2             Cash Management Fund (9/99; 10/81)

DE2             Diversified Equity Income Fund (9/99; 9/99)

EM2             Emerging Markets Fund (5/00; 5/00)

ES2             Equity Select Fund (5/01; 5/01)

EI2             Extra Income Fund (9/99; 5/96)

FI2             Federal Income Fund (9/99; 9/99)

GB2             Global Bond Fund (9/99; 5/96)

GR2             Growth Fund (9/99; 9/99)

IE2             International Fund (9/99; 1/92)

MF2             Managed Fund (9/99; 4/86)

ND2             New Dimensions Fund(R) (9/99; 5/96)

SV2             Partners Small Cap Value Fund (8/01; 8/01)

IV2             S&P 500 Index Fund (5/00; 5/00)

SC2             Small Cap Advantage Fund (9/99; 9/99)

ST2             Stock Fund (8/01; 8/01)

SA2             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

2AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

2AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

2AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

2AI             VP International, Class II (8/01; 5/94)(h)

2AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

2SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

2CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

2FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

2FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

2FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
37 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

2RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

2SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

2MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

2MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

2ID             Dynamics Fund (8/01; 8/97)

2FS             Financial Services Fund (8/01; 9/99)

2TC             Technology Fund (8/01; 5/97)

2TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

2GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

2IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

2IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

2MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

2MD             New Discovery Series - Service Class (5/00; 5/98)(n)

2UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

2EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

2HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

2PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

2VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

2SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
38 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

2IT             International Small Cap (9/99; 5/95)

2SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

2AA             Asset Allocation Fund (5/01; 4/94)(t)

2WI             International Equity Fund (5/01; 7/00)

2SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
39 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 04/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
40 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 04/94)(t)

4WI             International Equity Fund (02/02; 07/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
41 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 4/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
42 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 4/94)(t)

4WI             International Equity Fund (02/02; 7/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
43 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and
Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 04/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
44 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and
Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2002
(continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 04/94)(t)

4WI             International Equity Fund (02/02; 07/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
45 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 04/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
46 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 04/94)(t)

4WI             International Equity Fund (02/02; 07/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
47 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec.
31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 4/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
48 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec.
31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 4/94)(t)

4WI             International Equity Fund (02/02; 7/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
49 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD4             Bond Fund (02/02; 10/81)

CR4             Capital Resource Fund (02/02; 10/81)

CM4             Cash Management Fund (02/02; 10/81)

DE4             Diversified Equity Income Fund (02/02; 09/99)

EM4             Emerging Markets Fund (02/02; 05/00)

ES4             Equity Select Fund (02/02; 05/01)

EI4             Extra Income Fund (02/02; 05/96)

FI4             Federal Income Fund (02/02; 09/99)

GB4             Global Bond Fund (02/02; 05/96)

GR4             Growth Fund (02/02; 09/99)

IE4             International Fund (02/02; 01/92)

MF4             Managed Fund (02/02; 04/86)

ND4             New Dimensions Fund(R) (02/02; 05/96)

SV4             Partners Small Cap Value Fund (02/02; 08/01)

IV4             S&P 500 Index Fund (02/02; 05/00)

SC4             Small Cap Advantage Fund (02/02; 09/99)

ST4             Stock Fund (02/02; 08/01)

SA4             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

4AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

4AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

4AI             VP International, Class II (02/02; 05/94)(h)

4AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

4SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

4CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
50 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

4SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

4MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

4ID             Dynamics Fund (02/02; 08/97)

4FS             Financial Services Fund (02/02; 09/99)

4TC             Technology Fund (02/02; 05/97)

4TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

4IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

4MD             New Discovery Series - Service Class (02/02; 05/98)(n)

4UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

4PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

4HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

4PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

4IT             International Small Cap (02/02; 05/95)

4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

4AA             Asset Allocation Fund (02/02; 04/94)(t)

4WI             International Equity Fund (02/02; 07/00)

4SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
51 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 4/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
52 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 4/94)(t)

5WI             International Equity Fund (02/02; 7/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
53 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 4/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
54 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 4/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 4/94)(t)

5WI             International Equity Fund (02/02; 7/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
55 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and
Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 4/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
56 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and
Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2002
(continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund, Class IB Shares (02/02; 4/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 4/94)(t)

5WI             International Equity Fund (02/02; 7/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
57 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 04/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
58 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 04/94)(t)

5WI             International Equity Fund (02/02; 07/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
59 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec.
31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 4/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 3/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
60 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec.
31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 3/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 4/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 1/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 4/94)(t)

5WI             International Equity Fund (02/02; 7/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
61 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)

BD5             Bond Fund (02/02; 10/81)

CR5             Capital Resource Fund (02/02; 10/81)

CM5             Cash Management Fund (02/02; 10/81)

DE5             Diversified Equity Income Fund (02/02; 09/99)

EM5             Emerging Markets Fund (02/02; 05/00)

ES5             Equity Select Fund (02/02; 05/01)

EI5             Extra Income Fund (02/02; 05/96)

FI5             Federal Income Fund (02/02; 09/99)

GB5             Global Bond Fund (02/02; 05/96)

GR5             Growth Fund (02/02; 09/99)

IE5             International Fund (02/02; 01/92)

MF5             Managed Fund (02/02; 04/86)

ND5             New Dimensions Fund(R) (02/02; 05/96)

SV5             Partners Small Cap Value Fund (02/02; 08/01)

IV5             S&P 500 Index Fund (02/02; 05/00)

SC5             Small Cap Advantage Fund (02/02; 09/99)

ST5             Stock Fund (02/02; 08/01)

SA5             Strategy Aggressive Fund (02/02; 01/92)

              AIM V.I.

5AC             Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)

5AD             Capital Development Fund, Series II Shares (02/02; 05/98)(e)

              ALLIANCE VP

5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)

5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

5AI             VP International, Class II (02/02; 05/94)(h)

5AV             VP Value, Class II (02/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

5SR             Social Balanced Portfolio (02/02; 09/86)

              EVERGREEN VA

5CG             Capital Growth Fund - Class 2 (02/02; 03/98)(i)

              FIDELITY(R) VIP

5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)

5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)

5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)



--------------------------------------------------------------------------------
62 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and
RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)

5SI             Franklin Small Cap Value Securities Fund -
                Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)

              GOLDMAN SACHS VIT

5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)

5MC             Mid Cap Value Fund (02/02; 05/98)

              INVESCO VIF

5ID             Dynamics Fund (02/02; 08/97)

5FS             Financial Services Fund (02/02; 09/99)

5TC             Technology Fund (02/02; 05/97)

5TL             Telecommunications Fund (02/02; 09/99)

              JANUS ASPEN SERIES

5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)

5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

5IP             International Equity Portfolio (02/02; 09/98)

              MFS(R)

5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)

5MD             New Discovery Series - Service Class (02/02; 05/98)(n)

5UT             Utilities Series - Service Class (02/02; 01/95)(n)

              PIONEER VCT

5PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (02/02; 03/95)(o)

5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

5HS             Putnam VT Health Sciences Fund -
                Class IB Shares (02/02; 04/98)(q)

5PI             Putnam VT International Growth Fund -
                Class IB Shares (02/02; 01/97)(r)

5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)

              STRONG FUNDS

5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)

              WANGER

5IT             International Small Cap (02/02; 05/95)

5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

5AA             Asset Allocation Fund (02/02; 04/94)(t)

5WI             International Equity Fund (02/02; 07/00)

5SG             Small Cap Growth Fund (02/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
63 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

Notes to performance tables

To be filed by Amendment.


--------------------------------------------------------------------------------
64 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

o   any declared dividends,

o   the value of any shares purchased with dividends paid during the period, and

o   any dividends declared for such shares.

It does not include:

o   the effect of any applicable surrender charge, or

o   any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.



Annualized Yield for RAVA Advantage Based on the Seven-Day Period Ended Dec. 31,
2002

Subaccount    Investing in:                                               Simple yield             Compound yield
CM1           AXP(R) Variable Portfolio - Cash Management Fund
CM2           AXP(R) Variable Portfolio - Cash Management Fund



--------------------------------------------------------------------------------
65 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where:         a = dividends and investment income earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield for RAVA Advantage Based on the 30-Day Period Ended Dec. 31,
2002


Subaccount    Investing in:                                              Yield


BD1           AXP(R) Variable Portfolio - Bond Fund
BD2           AXP(R) Variable Portfolio - Bond Fund
EI1           AXP(R) Variable Portfolio - Extra Income Fund
EI2           AXP(R) Variable Portfolio - Extra Income Fund
FI1           AXP(R) Variable Portfolio - Federal Income Fund
FI2           AXP(R) Variable Portfolio - Federal Income Fund
GB1           AXP(R) Variable Portfolio - Global Bond Fund
GB2           AXP(R) Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

--------------------------------------------------------------------------------
66 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by

o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and

o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
67 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                            www.ambest.com
Fitch (formerly Duff and Phelps)                     www.fitchratings.com
Moody's                                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2002: $________; 2001 $_________; and 2000: $________. IDS Life retains no underwriting commission from the sale of the contract.


Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

To be filed by Amendment.


--------------------------------------------------------------------------------
68 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

S-6406-20 F (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)
                            VARIABLE ANNUITY - BAND 3
                          IDS LIFE VARIABLE ACCOUNT 10
                                   MAY 1, 2003


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents


Performance Information                              p.

Calculating Annuity Payouts                          p.

Rating Agencies                                      p.

Principal Underwriter                                p.

Independent Auditors                                 p.

Financial Statements                                 p.


--------------------------------------------------------------------------------
2 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

--------------------------------------------------------------------------------
3 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) With Selection of MAV and EEP Death Benefit
Riders For Periods Ending Dec. 31, 2002

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC3             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD3             Bond Fund (9/99; 10/81)

CR3             Capital Resource Fund (9/99; 10/81)

CM3             Cash Management Fund (9/99; 10/81)

DE3             Diversified Equity Income Fund (9/99; 9/99)

EM3             Emerging Markets Fund (5/00; 5/00)

ES3             Equity Select Fund (5/01; 5/01)

EI3             Extra Income Fund (9/99; 5/96)

FI3             Federal Income Fund (9/99; 9/99)

GB3             Global Bond Fund (9/99; 5/96)

GR3             Growth Fund (9/99; 9/99)

IE3             International Fund (9/99; 1/92)

MF3             Managed Fund (9/99; 4/86)

ND3             New Dimensions Fund(R) (9/99; 5/96)

SV3             Partners Small Cap Value Fund (8/01; 8/01)

IV3             S&P 500 Index Fund (5/00; 5/00)

SC3             Small Cap Advantage Fund (9/99; 9/99)

ST3             Stock Fund (8/01; 8/01)

SA3             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

3AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)

3AD             Capital Development Fund, Series II (8/01; 5/98)(e)

              ALLIANCE VP

3AB             AllianceBernstein International Value Portfolio
                (Class B) (8/01; 5/01)(f)

3AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(f)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3AI             VP International, Class II (8/01; 5/94)(g)

3AV             VP Value, Class II (8/01; 5/96)(g)

              CALVERT VARIABLE SERIES, INC.

3SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

3CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(h)

              FIDELITY VIP

3FG             Growth & Income Portfolio (Service Class 2) (8/01; 12/96)(i)

3FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(i)

3FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(i)



--------------------------------------------------------------------------------
4 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) With Selection of MAV and EEP Death Benefit
Riders For Periods Ending Dec. 31, 2002 (continued)

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

3RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(b),(j)

3SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(j)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

3MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(j)

              GOLDMAN SACHS VIT

3UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(k)

3MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

3ID             Dynamics Fund (8/01; 8/97)

3FS             Financial Services Fund (8/01; 9/99)

3TC             Technology Fund (8/01; 5/97)

3TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

3GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(l)

3IG             International Growth Portfolio: Service Shares (5/00; 5/94)(l)

              LAZARD RETIREMENT SERIES

3IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

3MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(m)

3MD             New Discovery Series - Service Class (5/00; 5/98)(m)

3UT             Utilities Series - Service Class (8/01; 1/95)(m)

              PIONEER VCT

3PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(n)

3EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(o)

              PUTNAM VARIABLE TRUST

3HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(p)

3PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(q)

3VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(q)

              STRONG FUNDS

3SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(r)



--------------------------------------------------------------------------------
5 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) With Selection of MAV and EEP Death Benefit
Riders For Periods Ending Dec. 31, 2002 (continued)

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

3IT             International Small Cap (9/99; 5/95)

3SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

3AA             Asset Allocation Fund (5/01; 4/94)(s)

3WI             International Equity Fund (5/01; 7/00)

3SG             Small Cap Growth Fund (5/01; 5/95)(t)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% MAV fee, a 0.40% annual EEP fee, and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
6 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) For Periods Ending Dec. 31, 2002

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC3             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD3             Bond Fund (9/99; 10/81)

CR3             Capital Resource Fund (9/99; 10/81)

CM3             Cash Management Fund (9/99; 10/81)

DE3             Diversified Equity Income Fund (9/99; 9/99)

EM3             Emerging Markets Fund (5/00; 5/00)

ES3             Equity Select Fund (5/01; 5/01)

EI3             Extra Income Fund (9/99; 5/96)

FI3             Federal Income Fund (9/99; 9/99)

GB3             Global Bond Fund (9/99; 5/96)

GR3             Growth Fund (9/99; 9/99)

IE3             International Fund (9/99; 1/92)

MF3             Managed Fund (9/99; 4/86)

ND3             New Dimensions Fund(R) (9/99; 5/96)

SV3             Partners Small Cap Value Fund (8/01; 8/01)

IV3             S&P 500 Index Fund (5/00; 5/00)

SC3             Small Cap Advantage Fund (9/99; 9/99)

ST3             Stock Fund (8/01; 8/01)

SA3             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

3AC             Capital Appreciation Fund, Series II (8/01; 5/93)(e)

3AD             Capital Development Fund, Series II (8/01; 5/98)(e)

              ALLIANCE VP

3AB             AllianceBernstein International Value Portfolio
                (Class B) (8/01; 5/01)(f)

3AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(f)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

3AI             VP International, Class II (8/01; 5/94)(g)

3AV             VP Value, Class II (8/01; 5/96)(g)

              CALVERT VARIABLE SERIES, INC.

3SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

3CG             Capital Growth Fund, Class L Shares (8/01; 3/98)(h)

              FIDELITY VIP

3FG             Growth & Income Portfolio (Service Class 2) (8/01; 12/96)(i)

3FM             Mid Cap Portfolio (Service Class 2) (8/01; 12/98)(i)

3FO             Overseas Portfolio (Service Class 2) (8/01; 1/87)(i)



--------------------------------------------------------------------------------
7 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) For Periods Ending Dec. 31, 2002 (continued)

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

3RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(b),(j)

3SI             Franklin Small Cap Value Securities Fund -
                Class 2 (9/99; 5/98)(j)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

3MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(j)

              GOLDMAN SACHS VIT

3UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(k)

3MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

3ID             Dynamics Fund (8/01; 8/97)

3FS             Financial Services Fund (8/01; 9/99)

3TC             Technology Fund (8/01; 5/97)

3TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

3GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(l)

3IG             International Growth Portfolio: Service Shares (5/00; 5/94)(l)

              LAZARD RETIREMENT SERIES

3IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

3MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(m)

3MD             New Discovery Series - Service Class (5/00; 5/98)(m)

3UT             Utilities Series - Service Class (8/01; 1/95)(m)

              PIONEER VCT

3PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(n)

3EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(o)

              PUTNAM VARIABLE TRUST

3HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(p)

3PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(q)

3VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(q)

              STRONG FUNDS

3SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(r)



--------------------------------------------------------------------------------
8 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3




Average Annual Total Return(a) For Periods Ending Dec. 31, 2002 (continued)

                                                          Performance of                     Performance of
                                                          the subaccount                        the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

3IT             International Small Cap (9/99; 5/95)

3SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

3AA             Asset Allocation Fund (5/01; 4/94)(s)

3WI             International Equity Fund (5/01; 7/00)

3SG             Small Cap Growth Fund (5/01; 5/95)(t)


(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
9 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

Notes to performance tables

To be filed by Amendment.


--------------------------------------------------------------------------------
10 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
      ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

o   any declared dividends,

o   the value of any shares purchased with dividends paid during the period, and

o   any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.



Annualized Yield Based on the Seven-Day Period Ended Dec. 31, 2002

Variable account    Investing in:                                         Simple yield             Compound yield
CM3                 AXP(R) Variable Portfolio - Cash Management Fund



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                               cd

where:         a = dividends and investment income earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

--------------------------------------------------------------------------------
11 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

Annualized Yield Based on 30-Day Period Ended Dec. 31, 2002


Subaccount    Investing in                                               Yield


BD3           AXP(R) Variable Portfolio - Bond Fund
EI3           AXP(R) Variable Portfolio - Extra Income Fund
FI3           AXP(R) Variable Portfolio - Federal Income Fund
GB3           AXP(R) Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payments

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by

o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and

o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

--------------------------------------------------------------------------------
12 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
      ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                            www.ambest.com
Fitch                                                www.fitchratings.com
Moody's                                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2002: $_________; 2001:
$_________; and 2000: $_________. IDS Life retains no underwriting commission from the sale of the contract.


Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

To be filed by Amendment.


--------------------------------------------------------------------------------
13 -- IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR
      ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

S-6407-20 D (5/03)

PART C.

Item 24. Financial Statements and Exhibits

         To be filed by Amendment.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.3(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.4(b) Copy of Amendment No.1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

8.4(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(a) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(c)  Copy of Amendment to Participation Agreement dated February 13,
         2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12(c)  Copy of Amendment dated February 13, 2002 to Participation
         Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(a) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(b) Copy of Amendment dated February 13, 2002 to Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed electronically as
         Exhibit 8.13(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14(a) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.14(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

8.14(c) Copy of Amendment 2 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16      Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
          Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among Wells Fargo Variable Trust and IDS Life
          Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10.       Consent of Independent Auditors will be filed by Amendment.

11.       None.

12.       Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.       Not applicable.

15. Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Stephen M. Lobo                                        Vice President, Treasurer and
                                                       Assistant Secretary

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Philip C. Wentzel                                      Vice President and Controller

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contract owners

          As of Dec. 31, 2002, there were 154,911 non-qualified contract owners and 194,893 qualified contract owners in the IDS Life Variable Account 10.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Stephen M. Lobo                       Vice President, Treasurer and
                                           Assistant Secretary

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Philip C. Wentzel                     Vice President and Controller


* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $41,792,624            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of February, 2003.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2003.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                   Secretary
-----------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                 Vice President and General
------------------------------------      Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                  Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                     Director and Executive
------------------------------------      Vice President - Finance
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference.




/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The Prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.